UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7556
Liberty Variable Investment Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/05

Date of reporting period:	3/31/05

Item 1. Schedule of Investments.

INVEST PORTFOLIO
March 31, 2005 (Unaudited)	Colonial Small Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 98.8%
CONSUMER DISCRETIONARY – 13.1%
Auto Components – 1.0%
BorgWarner, Inc.	36,200	1,762,216
Modine Manufacturing Co.	26,650	781,644
Standard Motor Products, Inc.	61,200	716,040
	Auto Components Total	3,259,900

Distributors – 0.5%
Building Material Holding Corp.	35,300	1,570,144
	Distributors Total	1,570,144

Hotels, Restaurants & Leisure – 3.7%
Bally Total Fitness Holding Corp. (a)	69,700	242,556
Bob Evans Farms, Inc.	33,090	775,961
Buca, Inc. (a)	135,000	847,665
Dave & Buster’s, Inc. (a)	72,100	1,348,270
Landry’s Restaurants, Inc.	58,950	1,704,834
Lone Star Steakhouse & Saloon, Inc.	78,850	2,279,159
Marcus Corp.	74,100	1,519,050
Scientific Games Corp., Class A (a)	107,200	2,449,520
Total Entertainment Restaurant Corp. (a)	20,800	236,912
Vail Resorts, Inc. (a)	23,100	583,275
	Hotels, Restaurants & Leisure Total	11,987,202

Household Durables – 1.4%
American Greetings Corp., Class A	57,100	1,454,908
CSS Industries, Inc.	36,600	1,337,730
Kimball International, Inc., Class B	78,800	1,142,600
Russ Berrie & Co., Inc.	25,200	482,580
	Household Durables Total	4,417,818

Leisure Equipment & Products – 0.3%
Action Performance Companies, Inc.	77,900	1,030,617
	Leisure Equipment & Products Total	1,030,617

Media – 1.6%
4Kids Entertainment, Inc. (a)	70,200	1,552,122
Journal Communications, Inc., Class A	47,700	789,435
Liberty Corp.	33,400	1,354,370
Media General, Inc., Class A	20,800	1,286,480
	Media Total	4,982,407
Multiline Retail – 0.4%
ShopKo Stores, Inc. (a)	53,250	1,183,215
	Multiline Retail Total	1,183,215

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – 2.3%
GameStop Corp., Class A (a)	85,600	1,896,896
Goody’s Family Clothing, Inc.	101,200	913,836
Monro Muffler, Inc. (a)	77,475	1,999,630
Movie Gallery, Inc.	25,200	722,736
Pier 1 Imports, Inc.	57,500	1,048,225
TBC Corp. (a)	22,750	633,815
	Specialty Retail Total	7,215,138

Textiles, Apparel & Luxury Goods – 1.9%
Culp, Inc. (a)	25,000	147,500
Delta Apparel, Inc.	22,150	655,640
Hampshire Group Ltd. (a)	41,200	1,645,940
Kellwood Co.	53,350	1,535,946
Russell Corp.	58,100	1,050,448
Stride Rite Corp.	73,200	973,560
Tandy Brands Accessories, Inc.	15,500	232,035
	Textiles, Apparel & Luxury Goods Total	6,241,069
	CONSUMER DISCRETIONARY TOTAL	41,887,510

CONSUMER STAPLES – 2.2%
Food & Staples Retailing – 0.3%
BJ’s Wholesale Club, Inc. (a)	31,900	990,814
	Food & Staples Retailing Total	990,814

Food Products – 1.9%
Central Garden & Pet Co. (a)	17,600	771,936
Corn Products International, Inc.	117,300	3,048,627
John B. Sanfilippo & Son, Inc. (a)	33,200	816,056
Lance, Inc.	3,200	51,424
M&F Worldwide Corp. (a)	61,000	813,740
Omega Protein Corp. (a)	82,200	560,604
	Total Food Products	6,062,387
	CONSUMER STAPLES TOTAL	7,053,201

ENERGY – 7.4%
Energy Equipment & Services – 2.2%
Gulf Island Fabrication, Inc.	22,400	525,504
Lufkin Industries, Inc.	47,850	2,310,676
Universal Compression Holdings, Inc. (a)	41,750	1,581,073
Willbros Group, Inc. (a)	125,140	2,527,828
	Energy Equipment & Services Total	6,945,081

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – 5.2%
Bill Barrett Corp. (a)	14,800	427,868
Brigham Exploration Co. (a)	85,800	791,934
Carrizo Oil & Gas, Inc. (a)	128,700	2,186,613
Cimarex Energy Co. (a)	29,300	1,142,700
Energy Partners Ltd. (a)	70,300	1,825,691
Harvest Natural Resources, Inc. (a)	102,050	1,213,374
InterOil Corp. (a)	28,200	985,872
Magnum Hunter Resources, Inc. (a)	75,400	1,214,694
Range Resources Corp.	71,800	1,677,248
Stone Energy Corp. (a)	41,200	2,001,084
Western Gas Resources, Inc.	59,200	2,039,440
Whiting Petroleum Corp. (a)	31,500	1,284,570
	Oil & Gas Total	16,791,088
	ENERGY TOTAL	23,736,169

FINANCIALS – 26.1%
Capital Markets – 0.2%
LaBranche & Co., Inc. (a)	67,500	627,750
	Capital Markets Total	627,750

Commercial Banks – 10.9%
BancFirst Corp.	6,700	462,434
BancorpSouth, Inc.	54,700	1,129,008
BancTrust Financial Group, Inc.	37,200	752,928
Bank of Granite Corp.	53,200	983,668
Bryn Mawr Bank Corp.	61,500	1,255,830
Capitol Bancorp Ltd.	55,800	1,687,950
Chemical Financial Corp.	55,015	1,788,263
Chittenden Corp.	74,875	1,951,991
Columbia Banking System, Inc.	40,100	952,375
Community Trust Bancorp, Inc.	35,542	1,023,965
Corus Bankshares, Inc.	49,400	2,355,886
First Citizens BancShares, Inc., Class A	7,500	1,097,850
First Financial Bankshares, Inc.	26,475	1,181,579
First Financial Corp.	35,900	1,060,845
Greater Bay Bancorp	43,000	1,049,630
Hancock Holding Co.	24,700	802,750
ITLA Capital Corp. (a)	25,400	1,268,984
MASSBANK Corp.	18,800	711,580
Merchants Bancshares, Inc.	42,800	1,147,040
Mid-State Bancshares	75,550	2,009,630
Northrim BanCorp, Inc.	39,300	982,500

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Riggs National Corp.	28,980	553,228
Sterling Bancshares, Inc.	125,900	1,787,780
TriCo Bancshares	100,400	2,103,380
UMB Financial Corp.	33,100	1,884,052
Whitney Holding Corp.	38,100	1,695,831
Wintrust Financial Corp.	22,500	1,059,525
	Commercial Banks Total	34,740,482

Consumer Finance – 0.6%
Cash America International, Inc.	98,040	2,150,017
	Consumer Finance Total	2,150,017

Diversified Financial Services – 1.8%
Advance America Cash Advance Centers, Inc.	45,800	708,984
Metris Companies, Inc. (a)	158,000	1,831,220
MFC Bancorp Ltd. (a)	128,800	2,569,560
QC Holdings, Inc. (a)	41,900	629,757
	Diversified Financial Services Total	5,739,521

Insurance – 5.5%
AmerUs Group Co.	22,100	1,044,225
Baldwin & Lyons, Inc., Class B	35,200	913,088
CNA Surety Corp. (a)	82,700	1,124,720
Commerce Group, Inc.	15,100	935,898
Delphi Financial Group, Inc., Class A	47,986	2,063,398
Harleysville Group, Inc.	64,800	1,286,928
Horace Mann Educators Corp.	63,300	1,122,942
Kansas City Life Insurance Co.	5,600	273,056
Navigators Group, Inc. (a)	57,400	1,902,523
Phoenix Companies, Inc.	132,150	1,688,877
ProCentury Corp.	93,600	981,864
Quanta Capital Holdings Ltd. (a)	104,700	837,600
RLI Corp.	39,400	1,633,130
UICI	21,700	526,225
United America Indemnity Ltd., Class A (a)	69,800	1,315,032
	Insurance Total	17,649,506

Real Estate – 7.1%
Alexandria Real Estate Equities, Inc., REIT	25,700	1,654,566
American Financial Realty Trust, REIT	62,200	909,986
BioMed Realty Trust, Inc., REIT	89,300	1,839,580

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
Boykin Lodging Co., REIT (a)	107,000	1,019,710
Brandywine Realty Trust, REIT	40,000	1,136,000
EastGroup Properties, Inc., REIT	47,250	1,781,325
Equity One, Inc., REIT	63,000	1,297,170
First Potomac Realty Trust, REIT	55,600	1,270,460
Getty Realty Corp., REIT	42,550	1,087,153
Gladstone Commercial Corp., REIT	50,900	836,796
Mid-America Apartment Communities, Inc., REIT	49,150	1,793,975
Monmouth Real Estate Investment Trust, Class A, REIT	65,000	548,665
Nationwide Health Properties, Inc., REIT	80,750	1,631,957
PS Business Parks, Inc., REIT	53,200	2,143,960
Tanger Factory Outlet Centers, Inc., REIT	57,000	1,254,000
U-Store-It Trust, REIT	37,200	647,280
Universal Health Realty Income Trust, REIT	28,600	807,950
Urstadt Biddle Properties, Inc., Class A, REIT	61,600	939,400
	Real Estate Total	22,599,933
	FINANCIALS TOTAL	83,507,209

HEALTH CARE – 6.2%
Health Care Equipment & Supplies – 0.5%
STERIS Corp. (a)	57,500	1,451,875
	Health Care Equipment & Supplies Total	1,451,875

Health Care Providers & Services – 5.1%
BioScrip, Inc. (a)	93,928	566,386
Capital Senior Living Corp. (a)	29,200	163,812
Cross Country Healthcare, Inc. (a)	60,500	1,013,980
Genesis HealthCare Corp. (a)	32,700	1,402,503
Gentiva Health Services, Inc. (a)	82,800	1,339,704
Hooper Holmes, Inc.	151,300	577,966
Kindred Healthcare, Inc. (a)	70,700	2,481,570
OCA, Inc. (a)	124,300	528,275
PAREXEL International Corp. (a)	78,000	1,833,000
Pediatrix Medical Group, Inc. (a)	30,600	2,098,854
Res-Care, Inc. (a)	42,000	525,420
Stewart Enterprises, Inc., Class A	196,500	1,208,475
Symbion, Inc. (a)	53,300	1,139,021

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
United Surgical Partners International, Inc. (a)	28,100	1,286,137
	Health Care Providers & Services Total	16,165,103

Pharmaceuticals – 0.6%
Bradley Pharmaceuticals, Inc. (a)	56,400	539,184
Perrigo Co.	77,100	1,476,465
	Pharmaceuticals Total	2,015,649
	HEALTH CARE TOTAL	19,632,627

INDUSTRIALS – 19.4%
Aerospace & Defense – 2.8%
AAR Corp. (a)	89,123	1,212,073
Esterline Technologies Corp. (a)	61,200	2,114,460
Herley Industries, Inc. (a)	44,800	766,528
Kaman Corp., Class A	75,000	933,750
Ladish Co., Inc. (a)	93,950	1,108,610
Precision Castparts Corp.	36,100	2,780,061
	Aerospace & Defense Total	8,915,482

Air Freight & Logistics – 1.2%
HUB Group, Inc., Class A (a)	45,403	2,845,406
Ryder System, Inc.	24,000	1,000,800
	Air Freight & Logistics Total	3,846,206

Airlines – 0.5%
MAIR Holdings, Inc. (a)	47,050	419,686
Skywest, Inc.	67,100	1,247,389
	Airlines Total	1,667,075

Building Products – 0.6%
NCI Building Systems, Inc. (a)	49,200	1,899,120
	Building Products Total	1,899,120

Commercial Services & Supplies – 4.8%
ABM Industries, Inc.	63,600	1,223,028
Angelica Corp.	34,000	952,000
Casella Waste Systems, Inc., Class A (a)	132,500	1,752,975
Century Business Services, Inc. (a)	84,674	347,163
Consolidated Graphics, Inc. (a)	62,450	3,284,870
Danka Business Systems PLC, ADR (a)	88,200	141,120
Electro Rent Corp. (a)	27,350	367,037
Healthcare Services Group, Inc.	79,900	1,937,575
Imagistics International, Inc. (a)	69,350	2,422,396

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
NCO Group, Inc. (a)	42,800	836,740
Sourcecorp, Inc. (a)	40,700	819,698
TeleTech Holdings, Inc. (a)	99,000	1,279,080
	Commercial Services & Supplies Total	15,363,682

Construction & Engineering – 1.7%
Comfort Systems USA, Inc. (a)	140,650	1,090,037
Dycom Industries, Inc. (a)	60,800	1,397,792
EMCOR Group, Inc. (a)	21,200	992,584
MasTec, Inc. (a)	20,900	171,589
Washington Group International, Inc. (a)	39,900	1,795,101
	Construction & Engineering Total	5,447,103

Electrical Equipment – 1.5%
C&D Technologies, Inc.	60,700	610,035
Genlyte Group, Inc. (a)	24,200	2,177,274
Powell Industries, Inc. (a)	15,100	279,652
Woodward Governor Co.	24,000	1,720,800
	Electrical Equipment Total	4,787,761

Machinery – 3.4%
Alamo Group, Inc.	29,800	737,252
Briggs & Stratton Corp.	45,700	1,663,937
EnPro Industries, Inc. (a)	64,400	1,771,000
Harsco Corp.	48,500	2,891,085
Kadant, Inc. (a)	75,200	1,394,960
Robbins & Myers, Inc.	57,487	1,265,289
Tecumseh Products Co., Class A	29,200	1,156,612
	Machinery Total	10,880,135

Road & Rail – 1.3%
Covenant Transport, Inc., Class A (a)	49,050	863,280
Dollar Thrifty Automotive Group, Inc. (a)	42,500	1,393,150
U.S. Xpress Enterprises, Inc., Class A (a)	29,200	477,420
Werner Enterprises, Inc.	71,100	1,381,473
	Road & Rail Total	4,115,323

7

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 1.6%
Hughes Supply, Inc.	66,222	1,970,105
Watsco, Inc.	73,750	3,104,875
	Trading Companies & Distributors Total	5,074,980
	INDUSTRIALS TOTAL	61,996,867

INFORMATION TECHNOLOGY – 10.6%
Communications Equipment – 1.0%
Anaren, Inc. (a)	84,700	1,027,411
Belden CDT, Inc.	40,200	892,842
Black Box Corp.	25,700	961,437
Tollgrade Communications, Inc. (a)	65,050	448,845
	Communications Equipment Total	3,330,535

Computers & Peripherals – 0.9%
ActivCard Corp. (a)	102,700	652,145
Advanced Digital Information Corp. (a)	20,300	166,460
Electronics for Imaging, Inc. (a)	21,300	379,992
Hypercom Corp. (a)	119,400	564,762
Imation Corp.	11,100	385,725
Intergraph Corp. (a)	25,066	722,151
	Computers & Peripherals Total	2,871,235

Electronic Equipment & Instruments – 3.4%
Agilysys, Inc.	52,350	1,029,201
Anixter International, Inc. (a)	25,950	938,093
Benchmark Electronics, Inc. (a)	34,000	1,082,220
Brightpoint, Inc. (a)	93,300	1,747,509
Checkpoint Systems, Inc. (a)	65,200	1,100,576
Identix, Inc. (a)	124,500	628,725
MTS Systems Corp.	47,150	1,368,764
NU Horizons Electronics Corp. (a)	108,000	772,200
OSI Systems, Inc. (a)	42,800	749,428
Planar Systems, Inc. (a)	50,600	456,412
Vishay Intertechnology, Inc. (a)	68,900	856,427
	Electronic Equipment & Instruments Total	10,729,555

Internet Software & Services – 0.6%
Digitas, Inc. (a)	53,390	539,239
Keynote Systems, Inc. (a)	81,200	963,844
Stellent, Inc. (a)	49,900	419,659
	Internet Software & Services Total	1,922,742

8

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 1.7%
Acxiom Corp.	62,400	1,306,032
Computer Horizons Corp. (a)	4,000	14,600
Inforte Corp. (a)	81,000	437,400
Lightbridge, Inc. (a)	98,500	595,925
MAXIMUS, Inc.	22,100	740,129
MPS Group, Inc. (a)	229,700	2,414,147
	IT Services Total	5,508,233

Semiconductors & Semiconductor Equipment – 0.7%
Exar Corp. (a)	80,400	1,077,360
Pericom Semiconductor Corp. (a)	65,700	563,049
Standard Microsystems Corp. (a)	33,200	576,352
	Semiconductors & Semiconductor Equipment Total	2,216,761

Software – 2.3%
Captaris, Inc. (a)	162,100	656,505
Internet Security Systems, Inc. (a)	60,300	1,103,490
Lawson Software, Inc. (a)	80,500	474,950
MSC.Software Corp. (a)	104,800	1,166,424
PLATO Learning, Inc. (a)	89,262	696,244
SeaChange International, Inc. (a)	31,900	413,105
Sybase, Inc. (a)	50,500	932,230
Transaction Systems Architects, Inc., Class A (a)	77,000	1,782,550
	Software Total	7,225,498
	INFORMATION TECHNOLOGY TOTAL	33,804,559

MATERIALS – 9.2%
Chemicals – 2.6%
Cytec Industries, Inc.	31,800	1,725,150
H.B. Fuller Co.	55,000	1,595,000
LESCO, Inc. (a)	4,000	58,000
Minerals Technologies, Inc.	24,300	1,598,454
Schulman (A.), Inc.	74,550	1,298,661
Sensient Technologies Corp.	48,500	1,045,660
Stepan Co.	40,100	942,751
	Chemicals Total	8,263,676

Construction Materials – 0.8%
Eagle Materials, Inc.	30,800	2,492,952
	Construction Materials Total	2,492,952

9

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 1.5%
AptarGroup, Inc.	28,700	1,491,826
Greif, Inc., Class A	47,350	3,299,348
	Containers & Packaging Total	4,791,174

Metals & Mining – 3.4%
Alpha Natural Resources, Inc. (a)	27,500	788,425
AMCOL International Corp.	43,700	819,812
Blue Earth Refineries, Inc. (a)(b)	109,600	—
Carpenter Technology Corp.	33,200	1,972,412
Coeur d’Alene Mines Corp. (a)	242,900	891,443
Metal Management, Inc.	46,100	1,183,848
Peabody Energy Corp.	54,100	2,508,076
RTI International Metals, Inc. (a)	83,850	1,962,090
Steel Technologies, Inc.	33,800	810,862
	Metals & Mining Total	10,936,968

Paper & Forest Products – 0.9%
Glatfelter	99,200	1,463,200
Mercer International, Inc. (a)	137,300	1,256,295
	Paper & Forest Products Total	2,719,495
	MATERIALS TOTAL	29,204,265

TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.3%
North Pittsburgh Systems, Inc.	50,600	1,000,109
	Diversified Telecommunication Services Total	1,000,109

Wireless Telecommunication Services – 0.4%
Price Communications Corp. (a)	64,375	1,126,563
	Wireless Telecommunication Services Total	1,126,563
	TELECOMMUNICATION SERVICES TOTAL	2,126,672

UTILITIES – 3.9%
Electric Utilities – 3.2%
ALLETE, Inc.	28,100	1,175,985
Central Vermont Public Service Corp.	70,700	1,589,336
CH Energy Group, Inc.	47,700	2,179,890
El Paso Electric Co. (a)	79,300	1,506,700
Maine & Maritimes Corp.	16,300	411,575
MGE Energy, Inc.	28,100	931,515
Otter Tail Corp.	40,100	1,004,104
Puget Energy, Inc.	68,900	1,518,556
	Electric Utilities Total	10,317,661

10

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 0.7%
Cascade Natural Gas Corp.	30,100	600,796
Northwest Natural Gas Co.	23,400	846,378
WGL Holdings, Inc.	24,500	758,520
	Gas Utilities Total	2,205,694
	UTILITIES TOTAL	12,523,355

Total Common Stocks (cost of $285,383,575)		315,472,434
Investment Management Company – 0.3%
iShares Russell 2000 Value Index Fund	5,900	1,087,075

Investment Management Company Total (cost of $1,111,914)		1,087,075

	Par ($)
Short-Term Obligation – 1.4%
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.450%, collateralized by a U.S. Treasury Bond maturing 05/15/17, market value of $4,559,225(repurchase proceeds $4,468,304)	4,468,000	4,468,000

Total Short-Term Obligation (cost of $4,468,000)		4,468,000

Total Investments – 100.5% (cost of $290,963,489)(c)(d)		321,027,509

Other Assets & Liabilities, Net – (0.5)%		(1,596,625)

Net Assets – 100.0%		319,430,884

Notes to Investment Portfolio:

*

Security Valuation

Equity securities and certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

(b)	Security has no value.

(c)	Cost for federal income tax purposes is $290,963,489.

11

(d)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$201,535,882	$(21,579,367)	$179,956,515

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

12

INVESTMENT PORTFOLIO

March 31, 2005 (Unaudited)	Colonial Strategic Income Fund, Variable Series

			Par ($)	Value ($)*
Government Agencies & Obligations – 53.7%
FOREIGN GOVERNMENT BONDS – 34.0%
Aries Vermogensverwalting
	7.750% 10/25/09(a)	EUR	250,000	362,706
Corp. Andina de Fomento
	6.375% 06/18/09		510,000	735,369
European Investment Bank
	7.625% 12/07/07	GBP	455,000	916,929
Federal Republic of Brazil
	3.063% 04/15/24(b)	USD	965,000	861,263
	8.250% 01/20/34		465,000	409,200
	8.750% 02/04/25		315,000	294,525
	11.500% 04/02/09	EUR	480,000	726,897
	14.500% 10/15/09	USD	1,200,000	1,508,400
Federal Republic of Germany
	4.250% 07/04/14	EUR	1,450,000	1,978,354
	6.000% 07/04/07		1,210,000	1,684,563
Government of Canada
	5.250% 06/01/13	CAD	920,000	812,163
	10.000% 06/01/08		2,846,000	2,806,383
Government of New Zealand
	6.000% 11/15/11	NZD	3,470,000	2,442,790
	6.500% 04/15/13		815,000	591,395
Government of Poland
	8.500% 05/12/07	PLN	3,357,000	1,127,794
Government of Spain
	5.500% 07/30/17	EUR	1,580,000	2,392,989
Hellenic Republic of Greece
	5.350% 05/18/11		555,000	798,390
Kingdom of Norway
	5.500% 05/15/09	NOK	5,200,000	887,392
	6.000% 05/16/11		3,450,000	611,535
Kingdom of Sweden
	5.000% 01/28/09	SEK	18,785,000	2,850,600
	6.750% 05/05/14		11,070,000	1,939,430
New South Wales Treasury Corp.
	7.000% 12/01/10	AUD	1,520,000	1,236,370
Republic of Bulgaria
	8.250% 01/15/15	USD	860,000	1,045,760
Republic of Colombia
	9.750% 04/09/11		608,667	669,534
	11.500% 05/31/11	EUR	335,000	527,076

			Par ($)	Value ($)
Government Agencies & Obligations – (continued)
FOREIGN GOVERNMENT BONDS – (continued)
	11.750% 02/25/20	USD	580,000	690,200
Republic of France
	4.000% 04/25/14	EUR	945,000	1,265,725
Republic of Italy
	5.000% 02/01/12		1,590,000	2,264,022
Republic of Panama
	8.875% 09/30/27	USD	795,000	854,625
Republic of Peru
	7.500% 10/14/14	EUR	315,000	422,708
	9.875% 02/06/15	USD	660,000	762,300
Republic of Philippines
	10.625% 03/16/25		375,000	401,250
Republic of South Africa
	5.250% 05/16/13	EUR	1,320,000	1,777,165
	13.000% 08/31/10	ZAR	2,895,000	558,994
Republic of Venezuela
	9.250% 09/15/27	USD	868,000	861,924
Russian Federation
	5.000% 03/31/30		865,000	886,192
	8.750% 07/24/05		320,000	324,832
	11.000% 07/24/18		655,000	905,275
	12.750% 06/24/28		955,000	1,562,857
Treasury Corp. Victoria
	7.500% 08/15/08	AUD	2,120,000	1,720,318
United Kingdom Treasury
	5.000% 03/07/12	GBP	368,000	707,670
	7.500% 12/07/06		1,020,000	2,013,083
	9.000% 07/12/11		615,000	1,432,725
United Mexican States
	7.500% 03/08/10	EUR	605,000	895,862
	7.500% 04/08/33	USD	1,210,000	1,282,600
	11.375% 09/15/16		930,000	1,319,205
	TOTAL FOREIGN GOVERNMENT BONDS			53,127,339

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 19.7%
Federal Farm Credit Bank
	5.000% 08/25/10	500,000	500,678
U.S. Treasury Bonds
	7.500% 11/15/24	1,310,000	1,740,560
	8.750% 05/15/17	4,911,000	6,748,215
	10.375% 11/15/12	3,800,000	4,402,361
	12.500% 08/15/14	9,012,000	11,984,906
U.S. Treasury Notes
	5.625% 05/15/08	2,900,000	3,039,449
	6.500% 10/15/06	2,350,000	2,448,131
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS		30,864,300
	Total Government Agencies & Obligations (cost of $77,232,767)		83,991,639
Corporate Fixed-Income Bonds & Notes – 39.0%
BASIC MATERIALS – 3.1%
Chemicals – 1.4%
Agricultural Chemicals – 0.6%
IMC Global, Inc.
	10.875% 08/01/13	205,000	241,900
Terra Capital, Inc.
	12.875% 10/15/08	310,000	372,000
UAP Holding Corp.
	(c) 07/15/12
	(10.750% 01/15/08)	190,000	151,050
United Agri Products
	8.250% 12/15/11	177,000	184,080
			949,030
Chemicals-Diversified – 0.6%
BCP Caylux Holdings Luxembourg SCA
	9.625% 06/15/14(a)	91,000	103,740
Equistar Chemicals LP
	10.625% 05/01/11	310,000	349,525
Huntsman International LLC
	7.375% 01/01/15(a)	140,000	140,350
Innophos Investments
	10.771% 02/15/15(a)(b)	115,000	115,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
Chemicals-Diversified – (continued)
NOVA Chemicals Corp.
	6.500% 01/15/12	110,000	112,750
Westlake Chemical Corp.
	8.750% 07/15/11	85,000	92,969
			914,334
Chemicals-Specialty – 0.2%
Rhodia SA
	8.875% 06/01/11	300,000	296,250
			296,250
	Chemicals Total		2,159,614
Forest Products & Paper – 1.0%
Forestry – 0.2%
Millar Western Forest Products Ltd.
	7.750% 11/15/13	145,000	143,550
Tembec Industries, Inc.
	8.500% 02/01/11	120,000	113,700
			257,250
Paper & Related Products – 0.8%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	155,000	150,350
Boise Cascade LLC
	5.535% 10/15/12(a)(b)	105,000	106,312
	7.125% 10/15/14(a)	120,000	122,100
Buckeye Technologies, Inc.
	8.500% 10/01/13	40,000	42,000
Caraustar Industries, Inc.
	9.875% 04/01/11	80,000	84,800
Fraser Papers, Inc.
	8.750% 03/15/15(a)	170,000	159,800
Georgia-Pacific Corp.
	8.000% 01/15/24	125,000	140,000
Neenah Paper, Inc.
	7.375% 11/15/14(a)	85,000	81,600
Newark Group, Inc.
	9.750% 03/15/14	240,000	242,400
Norske Skog Canada Ltd.
	7.375% 03/01/14	35,000	33,600

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
	8.625% 06/15/11	90,000	92,925
			1,255,887
	Forest Products & Paper Total		1,513,137
Iron/Steel – 0.4%
Metal-Iron – 0.2%
Wise Metals Group LLC
	10.250% 05/15/12	270,000	272,700
			272,700
Steel-Producers – 0.1%
Steel Dynamics, Inc.
	9.500% 03/15/09	105,000	113,138
			113,138

Steel-Specialty – 0.1%
UCAR Finance, Inc.
	10.250% 02/15/12	250,000	271,250
			271,250
	Iron/Steel Total		657,088
Metal & Mining – 0.3%
Metal-Aluminum – 0.1%
Kaiser Aluminum & Chemical Corp.
	10.875% 10/15/06(d)	240,000	203,400
			203,400
Metal-Diversified – 0.2%
Earle M. Jorgensen & Co.
	9.750% 06/01/12	240,000	262,800
Hudson Bay Mining & Smelting Co., Ltd.
	9.625% 01/15/12(a)	100,000	100,750
			363,550
	Metals & Mining Total		566,950
	BASIC MATERIALS TOTAL		4,896,789
COMMUNICATIONS – 8.7%
Advertising – 0.1%
Advertising Services – 0.1%
WDAC Subsidiary Corp.
	8.375% 12/01/14(a)	180,000	171,900
			171,900
	Advertising Total		171,900

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – 4.0%
Broadcast Services/Programs – 0.2%
Fisher Communications, Inc.
	8.625% 09/15/14	180,000	193,950
XM Satellite Radio Holdings, Inc.
	8.243% 05/01/09(b)	160,000	163,200
			357,150
Cable TV – 1.4%
Atlantic Broadband Finance LLC
	9.375% 01/15/14(a)	235,000	225,600
Cablevision Systems Corp.
	6.669% 04/01/09(a)(b)	185,000	196,100
Charter Communications Holdings LLC
	9.920% 04/01/11	860,000	662,200
	10.250% 09/15/10	160,000	164,400
CSC Holdings, Inc.
	6.750% 04/15/12(a)	205,000	203,975
	7.625% 04/01/11	25,000	25,937
Insight Midwest LP
	9.750% 10/01/09	115,000	119,600
Northland Cable Television, Inc.
	10.250% 11/15/07	245,000	242,244
Pegasus Satellite Communications, Inc.
	11.250% 01/15/10(a)(d)	270,000	156,600
Telenet Group Holding NV
	(c) 06/15/14
	(11.500% 12/15/08)(a)	260,000	197,925
			2,194,581
Multimedia – 0.7%
Advanstar Communications, Inc.
	(c) 10/15/11
	(15.000% 10/15/05)	185,000	169,275
	12.000% 02/15/11	195,000	208,650
Haights Cross Communications, Inc.
	(c) 08/15/11
	(12.500% 02/01/09)	205,000	137,350
Haights Cross Operating Co.
	11.750% 08/15/11	195,000	220,350
	11.750% 08/15/11(a)	85,000	96,050
Quebecor Media, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Multimedia – (continued)
	11.125% 07/15/11	205,000	227,037
			1,058,712
Publishing-Newspapers – 0.2%
Hollinger, Inc.
	11.875% 03/01/11(a)(e)	81,000	90,619
	12.875% 03/01/11(a)	117,000	134,404
			225,023
Publishing-Periodicals – 0.7%
CBD Media Holdings & Finance
	9.250% 07/15/12	145,000	147,900
Dex Media East LLC
	12.125% 11/15/12	40,000	47,400
Dex Media West LLC
	9.875% 08/15/13	436,000	487,230
Dex Media, Inc.
	(c) 11/15/13
	(9.000% 11/15/08)	160,000	121,600
Primedia, Inc.
	8.875% 05/15/11	315,000	327,600
			1,131,730
Radio – 0.2%
Spanish Broadcasting System, Inc.
	9.625% 11/01/09	295,000	308,275
			308,275
Television – 0.6%
Granite Broadcasting Corp.
	9.750% 12/01/10	305,000	283,650
Paxson Communications
	(c) 01/15/09
	(12.250% 01/15/06)	125,000	116,250
	10.750% 07/15/08	280,000	277,200
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	250,000	264,063
			941,163
	Media Total		6,216,634
Telecommunications – 4.6%
Cellular Telecommications – 1.9%
American Cellular Corp.
	10.000% 08/01/11	180,000	166,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Cellular Telecommications – (continued)
Dobson Cellular Systems, Inc.
	8.375% 11/01/11(a)	55,000	56,237
Dobson Communications Corp.
	8.875% 10/01/13	340,000	270,300
Horizon PCS, Inc.
	11.375% 07/15/12(a)	120,000	135,000
iPCS Escrow Inc.
	11.500% 05/01/12	105,000	118,125
Nextel Communications, Inc.
	7.375% 08/01/15	390,000	411,450
Nextel Partners, Inc.
	8.125% 07/01/11	255,000	270,300
Rogers Cantel, Inc.
	9.750% 06/01/16	230,000	273,700
Rogers Wireless, Inc.
	8.000% 12/15/12	140,000	143,850
Rural Cellular Corp.
	8.250% 03/15/12	150,000	154,125
UbiquiTel Operating Co.
	9.875% 03/01/11	150,000	165,750
	9.875% 03/01/11(a)	110,000	121,550
US Unwired, Inc.
	10.000% 06/15/12	300,000	333,000
Western Wireless Corp.
	9.250% 07/15/13	270,000	306,450
			2,926,337
Satellite Telecommunications – 0.5%
Inmarsat Finance II PLC
	(c) 11/15/12
	(10.375% 11/15/08)	255,000	183,600
Intelsat Bermuda Ltd.
	8.250% 01/15/13(a)	275,000	275,688
New Skies Satellites NV
	9.125% 11/01/12(a)	125,000	130,000
PanAmSat Corp.
	9.000% 08/15/14	120,000	126,000
Zeus Special Subsidiary Ltd.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Satellite Telecommunications – (continued)
	(c) 02/01/15
	(9.250% 02/01/10)(a)	200,000	125,500
			840,788
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.
	6.450% 03/15/29	220,000	190,300
			190,300
Telecommunication Services – 0.5%
Axtel SA
	11.000% 12/15/13	270,000	284,850
Telcordia Technologies
	10.000% 03/15/13(a)	70,000	69,475
Time Warner Telecom, Inc.
	9.750% 07/15/08	50,000	49,250
	10.125% 02/01/11	330,000	325,050
			728,625
Telephone-Integrated – 1.3%
Cincinnati Bell, Inc.
	8.375% 01/15/14	330,000	325,050
Qwest Capital Funding, Inc.
	7.250% 02/15/11	580,000	542,300
	7.750% 02/15/31	265,000	223,925
Qwest Services Corp.
	14.000% 12/15/10(a)	680,000	785,400
US LEC Corp.
	10.670% 10/01/09(b)	130,000	133,250
			2,009,925
Wireless Equipment – 0.3%
American Towers, Inc.
	7.250% 12/01/11	180,000	186,300
SBA Telecommunications, Inc.
	(c) 12/15/11
	(9.750% 12/15/07)	220,000	189,750
SpectraSite, Inc.
	8.250% 05/15/10	100,000	104,500
			480,550
	Telecommunication Services Total		7,176,525
	COMMUNICATIONS TOTAL		13,565,059

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – 8.2%
Airlines – 0.5%
Airlines – 0.5%
Continental Airlines, Inc.
	7.568% 12/01/06	275,000	225,500
Northwest Airlines, Inc.
	9.875% 03/15/07	440,000	334,400
United Air Lines, Inc.
	2.630% 03/02/04(b)(f)	191,074	175,788
			735,688
	Airlines Total		735,688
Apparel – 0.6%
Apparel Manufacturers – 0.6%
Broder Brothers Co.
	11.250% 10/15/10	170,000	186,150
	11.250% 10/15/10(a)	85,000	93,075
Levi Strauss & Co.
	9.750% 01/15/15(a)	475,000	467,875
Phillips-Van Heusen Corp.
	7.250% 02/15/11	95,000	95,475
	8.125% 05/01/13	115,000	119,600
			962,175
	Apparel Total		962,175
Auto Parts & Equipment – 0.7%
Auto-Medium & Heavy Duty Trucks – 0.1%
Navistar International Corp.
	7.500% 06/15/11	175,000	176,750
			176,750
Auto/Truck Parts & Equipment-Original – 0.2%
Delco Remy International, Inc.
	11.000% 05/01/09	135,000	132,300
Dura Operating Corp.
	8.625% 04/15/12	165,000	152,625
			284,925
Auto/Truck Parts & Equipment-Replacement – 0.1%
Rexnord Corp.
	10.125% 12/15/12	150,000	167,250
			167,250
Rubber-Tires – 0.3%
Cooper-Standard Auto

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Rubber-Tires – (continued)
	8.375% 12/15/14(a)	290,000	234,900
Goodyear Tire & Rubber Co.
	7.857% 08/15/11	310,000	302,250
			537,150
	Auto Parts & Equipment Total		1,166,075
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.
	7.875% 03/01/15(a)	100,000	100,000
			100,000
	Distribution/Wholesale Total		100,000
Entertainment – 1.3%
Gambling (Non-Hotel) – 0.2%
Global Cash Access LLC
	8.750% 03/15/12	265,000	286,200
			286,200
Music – 0.4%
Steinway Musical Instruments, Inc.
	8.750% 04/15/11	155,000	165,075
Warner Music Group
	7.375% 04/15/14	240,000	249,000
WMG Holdings Corp.
	9.760% 12/15/14(a)(b)	175,000	175,000
			589,075
Resorts/Theme Parks – 0.2%
Six Flags, Inc.
	9.625% 06/01/14	470,000	432,400
			432,400
Theaters – 0.5%
AMC Entertainment, Inc.
	9.875% 02/01/12	445,000	469,475
LCE Acquisition Corp.
	9.000% 08/01/14(a)	290,000	288,550
			758,025
	Entertainment Total		2,065,700
Home Builders – 0.8%
Building-Residential/Commercial – 0.8%
D.R. Horton, Inc.
	9.750% 09/15/10	575,000	664,125

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – (continued)
Building-Residential/Commercial – (continued)
K. Hovnanian Enterprises, Inc.
	8.875% 04/01/12	45,000	48,375
	10.500% 10/01/07	250,000	277,500
Standard-Pacific Corp.
	9.250% 04/15/12	185,000	210,900
			1,200,900
	Home Builders Total		1,200,900
Home Furnishings – 0.3%
Appliances – 0.1%
ALH Finance LLC
	8.500% 01/15/13	195,000	192,235
			192,235
Home Furnishings – 0.2%
Norcraft Companies
	9.000% 11/01/11	90,000	92,700
WII Components, Inc.
	10.000% 02/15/12	250,000	256,250
			348,950
	Home Furnishings Total		541,185
Leisure Time – 0.5%
Leisure & Recreational Products – 0.1%
K2, Inc.
	7.375% 07/01/14	120,000	124,200
			124,200
Recreational Centers – 0.4%
AMF Bowling Worldwide, Inc.
	10.000% 03/01/10	225,000	227,250
Equinox Holdings, Inc.
	9.000% 12/15/09	240,000	252,000
Town Sports International, Inc.
	(c) 02/01/14
	(11.000% 02/01/09)	280,000	172,200
			651,450
	Leisure Time Total		775,650
Lodging – 2.0%
Casino Hotels – 2.0%
Circus & Eldorado/Silver Legacy Capital Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
	10.125% 03/01/12	220,000	238,700
Hard Rock Hotel, Inc.
	8.875% 06/01/13	225,000	241,875
Hollywood Casino Shreveport
	13.000% 08/01/06(g)	600,000	486,000
Inn of the Mountain Gods Resort & Casino
	12.000% 11/15/10	205,000	240,875
MGM Mirage
	6.750% 09/01/12	255,000	257,550
Mohegan Tribal Gaming Authority
	6.125% 02/15/13(a)	125,000	123,125
Penn National Gaming, Inc.
	6.750% 03/01/15(a)	235,000	227,950
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	110,000	110,550
	8.750% 10/01/13	140,000	146,300
Premier Entertainment Biloxi LLC
	10.750% 02/01/12	50,000	51,250
River Rock Entertainment Authority
	9.750% 11/01/11	240,000	264,600
Seneca Gaming Corp.
	7.250% 05/01/12	180,000	180,000
Station Casinos, Inc.
	6.875% 03/01/16	65,000	64,837
Virgin River Casino Corp.
	(c) 01/15/13
	(12.750% 01/15/09)(a)	150,000	97,500
	9.000% 01/15/12(a)	83,000	87,150
Wynn Las Vegas LLC
	6.625% 12/01/14(a)	270,000	256,500
			3,074,762
	Lodging Total		3,074,762
Retail – 1.2%
Retail-Automobiles – 0.1%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	200,000	194,000
			194,000
Retail-Drug Stores – 0.3%
Jean Coutu Group (PJC), Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Drug Stores – (continued)
	8.500% 08/01/14	145,000	140,831
Rite Aid Corp.
	7.500% 01/15/15(a)	70,000	67,200
	9.250% 06/01/13	160,000	160,000
			368,031
Retail-Home Furnishings – 0.2%
Levitz Home Furnishings, Inc.
	12.000% 11/01/11(a)	70,000	61,250
Tempur-Pedic, Inc.
	10.250% 08/15/10	173,000	192,463
			253,713
Retail-Jewelry – 0.1%
Finlay Fine Jewelry Corp.
	8.375% 06/01/12	185,000	171,125
			171,125
Retail-Major Department Stores – 0.1%
Saks, Inc.
	7.000% 12/01/13	225,000	207,000
			207,000
Retail-Propane Distributors – 0.2%
Ferrellgas Partners LP
	8.750% 06/15/12	160,000	166,400
Suburban Propane Partners
	6.875% 12/15/13(a)	100,000	98,500
			264,900
Retail-Restaurants – 0.2%
Denny’s Holdings, Inc.
	10.000% 10/01/12(a)	170,000	179,350
Landry’s Restaurants, Inc.
	7.500% 12/15/14(a)	175,000	171,500
			350,850
	Retail Total		1,809,619
Textiles – 0.2%
Textile-Products – 0.2%
Collins & Aikman Floor Covering, Inc.
	9.750% 02/15/10	170,000	181,050
INVISTA

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – (continued)
Textile-Products – (continued)
	9.250% 05/01/12(a)	135,000	146,812
			327,862
	Textiles Total		327,862
	CONSUMER CYCLICAL TOTAL		12,759,616
CONSUMER NON-CYCLICAL – 5.5%
Agriculture – 0.3%
Agricultural Operations – 0.2%
Seminis Vegetable Seeds, Inc.
	10.250% 10/01/13	303,000	356,025
			356,025
Tobacco – 0.1%
North Atlantic Trading Co., Inc.
	9.250% 03/01/12	215,000	160,175
			160,175
	Agriculture Total		516,200
Beverages – 0.1%
Beverages-Wine/Spirits – 0.1%
Constellation Brands, Inc.
	8.125% 01/15/12	145,000	154,425
			154,425
	Beverages Total		154,425
Biotechnology – 0.2%
Medical-Biomedical/Gene – 0.2%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	220,000	231,000
			231,000
	Biotechnology Total		231,000
Commercial Services – 1.5%
Commercial Services – 0.2%
Iron Mountain, Inc.
	7.750% 01/15/15	55,000	54,312
Language Line, Inc.
	11.125% 06/15/12	310,000	323,175
			377,487
Commercial Services-Finance – 0.2%
Dollar Financial Group, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Commercial Services-Finance – (continued)
	9.750% 11/15/11	290,000	307,400
			307,400
Funeral Services & Related Items – 0.2%
Service Corp. International
	7.700% 04/15/09	275,000	285,313
			285,313
Printing-Commercial – 0.3%
Sheridan Group
	10.250% 08/15/11	155,000	165,075
Vertis, Inc.
	13.500% 12/07/09(a)	285,000	232,275
			397,350
Private Corrections – 0.3%
Corrections Corp. of America
	6.250% 03/15/13(a)	190,000	179,550
GEO Group, Inc.
	8.250% 07/15/13	245,000	253,575
			433,125
Rental Auto/Equipment – 0.3%
NationsRent, Inc.
	9.500% 10/15/10	335,000	365,150
Williams Scotsman, Inc.
	9.875% 06/01/07	155,000	154,612
			519,762
	Commercial Services Total		2,320,437
Cosmetics/Personal Care – 0.4%
Cosmetics & Toiletries – 0.4%
DEL Laboratories, Inc.
	8.000% 02/01/12(a)	215,000	211,238
Elizabeth Arden, Inc.
	7.750% 01/15/14	175,000	180,250
Revlon Consumer Products
	8.625% 02/01/08	140,000	130,200
	9.500% 04/01/11(a)	170,000	167,450
			689,138
	Cosmetics/Personal Care Total		689,138

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – 0.9%
Food-Confectionery – 0.2%
Merisant Co.
	10.250% 07/15/13(a)	160,000	136,000
Tabletop Holdings, Inc.
	(c) 05/15/14
	(12.250% 11/15/08)(a)	480,000	182,400
			318,400

Food-Miscellaneous/Diversified – 0.5%
Dole Food Co., Inc.
	8.625% 05/01/09	285,000	299,250
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	365,000	312,075
Reddy Ice Holdings, Inc.
	(c) 11/01/12
	(10.500% 11/01/08)(a)	140,000	100,100
			711,425
Food-Retail – 0.2%
Stater Brothers Holdings, Inc.
	8.125% 06/15/12	330,000	320,100
			320,100
		Food Total	1,349,925
Healthcare Services – 1.3%
Dialysis Centers – 0.0%
DaVita, Inc.
	7.250% 03/15/15(a)	65,000	63,700
			63,700
Medical-HMO – 0.2%
Coventry Health Care, Inc.
	8.125% 02/15/12	220,000	239,250
			239,250
Medical-Hospitals – 0.3%
Tenet Healthcare Corp.
	9.875% 07/01/14	475,000	492,813
			492,813
Medical-Outpatient/Home Medical – 0.1%
Select Medical Corp.
	7.625% 02/01/15(a)	125,000	124,375
			124,375
MRI/Medical Diagnostic Imaging – 0.5%
InSight Health Services Corp.

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
MRI/Medical Diagnostic Imaging – (continued)
	9.875% 11/01/11		305,000	299,662
MedQuest, Inc.
	11.875% 08/15/12		280,000	277,200
MQ Associates, Inc.
	(c) 08/15/12
	(12.250% 08/15/08)		480,000	254,400
				831,262
Physical Practice Management – 0.2%
US Oncology, Inc.
	8.620% 03/15/15(a)(b)		110,000	104,500
	9.000% 08/15/12(a)		235,000	246,750
				351,250
	Healthcare Services Total			2,102,650
Household Products/Wares – 0.5%
Consumer Products/Wares – 0.5%
Amscan Holdings, Inc.
	8.750% 05/01/14		270,000	262,575
Jostens IH Corp.
	7.625% 10/01/12		145,000	146,088
Playtex Products, Inc.
	9.375% 06/01/11		380,000	399,000
				807,663
	Household Products/Wares Total			807,663
Pharmaceuticals – 0.3%
Medical-Drugs – 0.2%
Elan Finance PLC
	7.750% 11/15/11(a)		265,000	198,750
Warner Chilcott Corp.
	8.750% 02/01/15(a)		125,000	125,312
				324,062
Medical-Wholesale Drug Distribution – 0.1%
Nycomed SA
	11.750% 09/15/13(a)	EUR	90,000	110,272
				110,272
	Pharmaceuticals Total			434,334
	CONSUMER NON-CYCLICAL TOTAL			8,605,772

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – 3.6%
Oil & Gas – 2.1%
Oil & Gas Drilling – 0.2%
Ocean Rig Norway AS
	10.250% 06/01/08	USD	195,000	200,362
Pride International, Inc.
	7.375% 07/15/14		130,000	139,100
				339,462
Oil Companies-Exploration & Production – 1.8%
Chesapeake Energy Corp.
	6.375% 06/15/15(a)		55,000	55,000
	7.500% 06/15/14		110,000	116,875
Compton Petroleum Corp.
	9.900% 05/15/09		275,000	297,000
Delta Petroleum Corp.
	7.000% 04/01/15(a)		160,000	157,600
Encore Acquisition Co.
	8.375% 06/15/12		195,000	212,550
Energy Partners Ltd.
	8.750% 08/01/10		125,000	134,688
Gazprom
	9.625% 03/01/13		630,000	718,704
Magnum Hunter Resources, Inc.
	9.600% 03/15/12		101,000	114,130
PEMEX Finance Ltd.
	9.150% 11/15/18		310,000	379,499
	10.610% 08/15/17		215,000	283,432
Whiting Petroleum Corp.
	7.250% 05/01/12		215,000	221,450
				2,690,928
Oil Refining & Marketing – 0.1%
Premcor Refining Group, Inc.
	7.500% 06/15/15		165,000	172,425
				172,425
			Oil & Gas Total	3,202,815
Oil & Gas Services – 0.1%
Oil-Field Services – 0.1%
Newpark Resources, Inc.
	8.625% 12/15/07		185,000	187,313
				187,313
	Oil & Gas Equipment & Services Total			187,313

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)

Pipelines – 1.4%
Pipelines – 1.4%
Coastal Corp.
	7.750% 06/15/10	460,000	460,000
Dynegy Holdings, Inc.
	6.875% 04/01/11	300,000	266,250
	9.875% 07/15/10(a)	110,000	117,700
Northwest Pipeline Corp.
	8.125% 03/01/10	85,000	91,163
Sonat, Inc.
	6.875% 06/01/05	135,000	135,337
	7.625% 07/15/11	525,000	516,469
Southern Natural Gas Co.
	8.875% 03/15/10	130,000	140,237
Williams Companies, Inc.
	8.125% 03/15/12	430,000	468,700
			2,195,856
		Pipelines Total	2,195,856
		ENERGY TOTAL	5,585,984
FINANCIALS – 0.7%

Diversified Financial Services – 0.5%
Finance-Commercial – 0.1%
FINOVA Group, Inc.
	7.500% 11/15/09(h)	245,704	105,039
			105,039
Finance-Investment Banker/Broker – 0.4%
E*Trade Financial Corp.
	8.000% 06/15/11	180,000	187,200
LaBranche & Co., Inc.
	11.000% 05/15/12	490,000	516,950
			704,150
	Diversified Financial Services Total		809,189
Real Estate Investment Trusts – 0.1%
REITS-Hotels – 0.0%
La Quinta Properties, Inc.
	7.000% 08/15/12	60,000	60,750
			60,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
REITS-Mortgage – 0.1%
Thornburg Mortgage, Inc.
	8.000% 05/15/13	145,000	148,625
			148,625
	Real Estate Investment Trust Total		209,375
Savings & Loans – 0.1%
Savings & Loans/ Thrifts-Western US – 0.1%
Western Financial Bank
	9.625% 05/15/12	90,000	97,875
			97,875
	Savings & Loans Total		97,875
	FINANCIALS TOTAL		1,116,439

INDUSTRIALS – 6.8%
Aerospace & Defense – 0.6%
Aerospace/Defense-Equipment – 0.6%
Argo-Tech Corp.
	9.250% 06/01/11	140,000	150,850
BE Aerospace, Inc.
	8.875% 05/01/11	270,000	274,050
Sequa Corp.
	8.875% 04/01/08	105,000	111,300
	9.000% 08/01/09	90,000	96,750
Standard Aero Holdings, Inc.
	8.250% 09/01/14(a)	175,000	179,375
TransDigm, Inc.
	8.375% 07/15/11	155,000	158,875
			971,200
	Aerospace & Defense Total		971,200
Building Materials – 0.6%
Building & Construction Products-Miscellaneous – 0.2%
Associated Materials, Inc.
	(c) 03/01/14
	(11.250% 03/01/09)	175,000	122,500
Congoleum Corp.
	8.625% 08/01/08(f)	60,000	60,600
Nortek Holdings, Inc.
	8.500% 09/01/14	120,000	115,200
			298,300

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
Building Products-Cement/Aggregation – 0.3%
RMCC Acquisition Co.
	9.500% 11/01/12(a)	225,000	223,313
US Concrete, Inc.
	8.375% 04/01/14	195,000	195,000
			418,313
Building Products-Doors & Windows – 0.1%
ACIH, Inc.
	(c) 12/15/12
	(11.500% 12/15/07)(a)	260,000	187,200
			187,200
		Building Materials Total	903,813
Electrical Components & Equipment – 0.2%
Wire & Cable Products – 0.2%
Coleman Cable, Inc.
	9.875% 10/01/12(a)	260,000	272,675
			272,675
	Electrical Components & Equipment Total		272,675
Electronics – 0.1%
Electronic Components-Miscellaneous – 0.1%
Flextronics International Ltd.
	6.250% 11/15/14	85,000	80,963
Sanmina-SCI Corp.
	6.750% 03/01/13(a)	115,000	107,812
			188,775
		Electronics Total	188,775
Engineering & Construction – 0.2%
Building & Construction-Miscellaneous – 0.2%
J. Ray McDermott SA
	11.000% 12/15/13(a)	260,000	297,050
			297,050
	Engineering & Construction Total		297,050
Environmental Control – 0.7%
Non-Hazardous Waste Disposal – 0.6%
Allied Waste North America, Inc.
	7.250% 03/15/15(a)	80,000	75,400
	7.875% 04/15/13	390,000	386,587
	8.500% 12/01/08	150,000	155,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – (continued)
Non-Hazardous Waste Disposal–(continued)
Waste Services, Inc.
	9.500% 04/15/14(a)	340,000	339,150
			956,387
Recycling – 0.1%
IMCO Recycling Escrow
	9.000% 11/15/14(a)	70,000	73,500
			73,500
	Environmental Control Total		1,029,887
Machinery Diversified – 0.1%
Machinery-General Industry – 0.1%
Douglas Dynamics LLC
	7.750% 01/15/12(a)	225,000	220,500
			220,500
	Machinery Diversified Total		220,500
Metal Fabricate/Hardware – 0.8%
Metal Processors & Fabrication – 0.5%
Altra Industrial Motion, Inc.
	9.000% 12/01/11(a)	150,000	149,250
Mueller Group, Inc.
	10.000% 05/01/12	200,000	216,000
Mueller Holdings, Inc.
	(c) 04/15/14
	(14.750% 04/15/09)	255,000	175,950
TriMas Corp.
	9.875% 06/15/12	270,000	274,050
			815,250
Metal Products-Fasteners – 0.3%
FastenTech, Inc.
	12.500% 05/01/11(a)	340,000	365,500
			365,500
	Metal Fabricate Hardware Total		1,180,750
Miscellaneous Manufacturing – 0.7%
Diversified Manufacturing Operators – 0.5%
Bombardier, Inc.
	6.300% 05/01/14(a)	265,000	223,925
JB Poindexter & Co., Inc.
	8.750% 03/15/14(a)	215,000	216,612
Koppers, Inc.
	9.875% 10/15/13	210,000	233,100

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – (continued)
Diversified Manufacturing Operators – (continued)
Trinity Industries, Inc.
	6.500% 03/15/14		105,000	100,800
				774,437
Filtration/Separate Products – 0.1%
Polypore, Inc.
	(c) 10/01/12
	(10.500% 10/01/08)(a)		295,000	179,950
				179,950
Miscellaneous Manufacturing – 0.1%
Samsonite Corp.
	8.875% 06/01/11		175,000	182,875
				182,875
	Miscellaneous Manufacturing Total			1,137,262
Packaging & Containers – 1.4%
Containers-Metal/Glass – 0.6%
Crown European Holdings SA
	10.875% 03/01/13		250,000	288,125
Owens-Brockway Glass Container
	6.750% 12/01/14(a)		240,000	236,400
	8.250% 05/15/13		370,000	393,125
Owens-Illinois, Inc.
	7.500% 05/15/10		45,000	46,238
				963,888
Containers-Paper/Plastic – 0.8%
Consolidated Container Co. LLC
	(c) 06/15/09
	(10.750% 06/15/07)		175,000	150,937
Jefferson Smurfit Corp.
	8.250% 10/01/12		165,000	169,125
	11.500% 10/01/15	EUR	280,359	338,055
MDP Acquisitions PLC
	9.625% 10/01/12	USD	220,000	236,500
Portola Packaging, Inc.
	8.250% 02/01/12		190,000	141,550
Tekni-Plex, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers-Paper/Plastic – (continued)
	12.750% 06/15/10	205,000	171,175
			1,207,342
	Packaging & Containers Total		2,171,230
Transportation – 1.4%
Transportation-Marine – 0.6%
Ship Finance International Ltd.
	8.500% 12/15/13	445,000	441,106
Stena AB
	7.500% 11/01/13	260,000	265,200
	9.625% 12/01/12	170,000	192,525
Teekay Shipping Corp.
	8.875% 07/15/11	60,000	67,950
			966,781
Transportation-Railroad – 0.2%
TFM SA de CV
	12.500% 06/15/12	230,000	259,900
			259,900
Transportation-Services – 0.4%
CHC Helicopter Corp.
	7.375% 05/01/14	175,000	170,407
	7.375% 05/01/14(a)	135,000	131,456
Petroleum Helicopters, Inc.
	9.375% 05/01/09	325,000	346,125
			647,988
Transportation-Truck – 0.2%
Allied Holdings, Inc.
	8.625% 10/01/07	155,000	119,350
QDI Capital Corp.
	9.000% 11/15/10	240,000	235,200
			354,550
	Transportation Total		2,229,219
	INDUSTRIALS TOTAL		10,602,361
TECHNOLOGY – 0.2%
Semiconductors – 0.2%
Electronic Components-Semiconductors – 0.2%
Amkor Technology, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
Electronic Components-Semiconductors – (continued)
	9.250% 02/15/08	280,000	265,300
			265,300
	Semiconductors Total		265,300
	TECHNOLOGY TOTAL		265,300
UTILITIES – 2.2%
Electric – 2.2%
Electric-Generation – 0.5%
AES Corp.
	9.000% 05/15/15(a)	70,000	77,000
	9.500% 06/01/09	182,000	198,380
Edison Mission Energy
	9.875% 04/15/11	290,000	333,500
Texas Genco LLC
	6.875% 12/15/14(a)	150,000	150,000
			758,880
Electric-Integrated – 0.7%
CMS Energy Corp.
	8.900% 07/15/08	185,000	198,644
Nevada Power Co.
	9.000% 08/15/13	125,000	140,313
	10.875% 10/15/09	215,000	240,800
PSE&G Energy Holdings LLC
	8.625% 02/15/08	275,000	288,750
TNP Enterprises, Inc.
	10.250% 04/01/10	195,000	206,212
			1,074,719
Independent Power Producer – 1.0%
Caithness Coso Funding Corp.
	9.050% 12/15/09	256,758	277,298
Calpine Corp.
	8.500% 07/15/10(a)	305,000	236,375
Calpine Generating Co. LLC
	11.500% 04/01/11	160,000	148,000
	11.169% 04/01/11(b)	360,000	342,900
MSW Energy Holdings LLC
	7.375% 09/01/10	90,000	91,350
	8.500% 09/01/10	270,000	284,850

		Par ($)	Value ($)
UTILITIES – (continued)
Electric – (continued)
Independent Power Producer – (continued)
Orion Power Holdings, Inc.
	12.000% 05/01/10	250,000	303,125
			1,683,898
		Electric Total	3,517,497
		UTILITIES TOTAL	3,517,497

	Total Corporate Fixed-Income Bonds & Notes (cost of $59,875,862)		60,914,817
Mortgage-Backed Securities – 2.0%
Federal Home Loan Mortgage Corp.
	8.000% 10/01/26	212,243	228,797
Federal National Mortgage Association
	TBA
	6.500% 12/01/35(i)	2,795,000	2,899,812
	Total Mortgage-Backed Securities (cost of $3,136,477)		3,128,609
Asset-Backed Securities – 0.7%
Equity One ABS, Inc.
	4.205% 04/25/34	625,000	613,481
GMAC Mortgage Corp.
	4.865% 09/25/34(b)	520,000	512,335
	Total Asset-Backed Securities (cost of $1,140,508)		1,125,816
Convertible Bonds – 0.3%

COMMUNICATIONS– 0.2%

Telecommunications – 0.2%
Nortel Networks Corp.
	4.250% 09/01/08	385,000	354,277
	Telecommunication Services Total		354,277
	COMMUNICATIONS TOTAL		354,277
UTILITIES – 0.1%
Electric – 0.1%
Mirant Corp.
	2.500% 06/15/21(d)	185,000	146,150
		Electric Total	146,150
	UTILITIES TOTAL		146,150
	Total Convertible Bonds (cost of $469,094)		500,427

		Par ($)	Value ($)
Municipal Bond (Taxable)– 0.2%
CALIFORNIA – 0.2%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(e)	350,000	356,531
	CALIFORNIA TOTAL		356,531

	Total Municipal Bond (Taxable) (cost of $350,000)		356,531

		Shares
Common Stocks (j) – 0.1%
COMMUNICATIONS – 0.1%

Telecommunications – 0.1%
	Horizon PCS, Inc., Class A	1,857	48,282
	Telecommunication Services Total		48,282
	COMMUNICATIONS TOTAL		48,282
INDUSTRIALS – 0.0%

Environmental Control – 0.0%
	Fairlane Management Corp.(k)(l)	2,000	—
	Environmental Control Total		—
	INDUSTRIALS TOTAL		—
	Total Common Stocks (cost of $32,033)		48,282

		Units
Warrants (j) – 0.0%
COMMUNICATIONS – 0.0%

Media – 0.0%
Cable TV – 0.0%
Ono Finance PLC	Expires 05/31/09(a)(k)(l)	500	—
Ono Finance PLC	Expires 03/16/11(a)(k)(l)	150	—
			—
		Media Total	—
Telecommunications – 0.0%
Cellular Telecommications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(a)	225	2
			2

			Units	Value ($)
Warrants (j) – (continued)
Telecommunications – (continued)
Telecommunication Services – 0.0%
Carrier1 International SA	Expires 02/19/09(d)(k)(l)		235	—
Jazztel PLC	Expires 07/15/10(d)(k)(l)	EUR	95	—
				—
	Telecommunication Services Total			2
	COMMUNICATIONS TOTAL			2

INDUSTRIALS – 0.0%

Transportation – 0.0%
Transportation-Truck – 0.0%
QDI LLC	Expires 01/15/07(a)(l)	USD	1,020	5,967
	Transportation Total			5,967
	INDUSTRIALS TOTAL			5,967
				5,967
	Total Warrants (cost of $62,412)			5,969

		Par ($)
Short-Term Obligation – 2.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.450%, collateralized by a U.S. Treasury Bond maturing 05/15/17, market value of $4,517,075 (repurchase proceeds $4,426,301)	4,426,000	4,426,000
	Total Short-Term Obligation (cost of $4,426,000)		4,426,000
	Total Investments – 98.8% (cost of $146,725,153)(m)(n)		154,498,090
	Other Assets & Liabilities, Net – 1.2%		1,877,538
	Net Assets – 100.0%		156,375,628

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $13,802,003, which represents 8.8% of net assets.

(b)	Floating rate note. The interest rate shown reflects the rate as of March 31, 2005.

(c)	Step bond. These securities are currently not paying coupons. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of March 31, 2005, the value of these securities amounted to $506,150, which represents 0.3% of net assets.

(e)	Illiquid security.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. As of March 31, 2005, the value of these securities amounted to $236,388, which represents 0.2% of net assets.

(g)	The issuer is in default of certain debt covenants. Income is not being accrued. As of March 31, 2005, the value of these securities amounted to $486,000, which represents 0.3% of net assets.

(h)	Issued as part of bankruptcy reorganization.

(i)	Security purchased on a delayed delivery basis.

(j)	Non-income producing security.

(k)	Security has no value.

(l)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(m)	Cost for federal income tax purposes is $148,358,782.

(n)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$12,208,478	$(4,435,541)	$7,772,937

As of March 31, 2005, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation

EUR	$1,361,490	$1,361,850	04/04/05	$(360)
EUR	1,141,058	1,141,360	04/04/05	(302)
				$(662)

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	$1,361,490	$1,393,035	04/04/05	$31,545
EUR	1,141,058	1,167,496	04/04/05	26,438
EUR	3,087,390	3,145,694	04/25/05	58,304
EUR	608,216	606,018	06/10/05	(2,198)
EUR	154,570	154,132	06/10/05	(438)
EUR	1,364,053	1,364,286	06/15/05	233
EUR	1,143,207	1,143,384	06/15/05	177
GBP	1,682,759	1,711,748	04/14/05	28,989
GBP	771,249	765,880	06/10/05	(5,369)
NOK	770,252	770,045	06/10/05	(207)
SEK	1,237,771	1,281,112	04/11/05	43,341
SEK	1,237,771	1,293,804	04/11/05	56,033
				$236,848

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
USD	United States Dollar
ZAR	South African Rand

INVESTMENT PORTFOLIO
March 31, 2005 (Unaudited)	Columbia High Yield Fund, Variable Series

	Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 92.3%
BASIC MATERIALS – 3.9%
Chemicals – 2.6%
Chemicals-Diversified – 0.4%
EquiStar Chemicals LP
10.125% 09/01/08	155,000	170,500
10.625% 05/01/11	180,000	202,950
Chemicals-Diversified Total		373,450
Chemicals-Specialty – 1.3%
Ethyl Corp.
8.875% 05/01/10	255,000	272,850
MacDermid, Inc.
9.125% 07/15/11	300,000	325,125
Nalco Co.
7.750% 11/15/11	625,000	653,125
PQ Corp.
7.500% 02/15/13(a)	55,000	55,000
Chemical-Specialty Total		1,306,100
Industrial Gases – 0.9%
Airgas, Inc.
6.250% 07/15/14	440,000	440,000
9.125% 10/01/11	350,000	380,625
Industrial Gases Total		820,625
Chemicals Total		2,500,175
Forest Products & Paper – 0.8%
Paper & Related Products – 0.8%
Boise Cascade LLC
7.125% 10/15/14(a)	785,000	798,738
Paper & Related Products Total		798,738
Forest Products & Paper Total		798,738
Iron/Steel – 0.5%
Steel-Producers – 0.5%
Russel Metals, Inc.

1

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – (continued)
Steel-Producers – (continued)
6.375% 03/01/14	500,000	487,500
Steel-Producers Total		487,500
Iron/Steel Total		487,500
BASIC MATERIALS TOTAL		3,786,413
COMMUNICATIONS – 15.6%
Advertising – 2.2%
Advertising Sales – 2.2%
Lamar Media Corp.
7.250% 01/01/13	2,050,000	2,144,813
Advertising Sales Total		2,144,813
Advertising Total		2,144,813
Media – 10.5%
Cable TV – 5.5%
DirecTV Holdings LLC
8.375% 03/15/13	1,940,000	2,090,350
EchoStar DBS Corp.
5.750% 10/01/08	780,000	770,250
6.625% 10/01/14(a)	1,250,000	1,206,250
Rogers Cable, Inc.
6.250% 06/15/13	625,000	612,500
7.875% 05/01/12	610,000	645,075
Cable TV Total		5,324,425
Multimedia – 0.7%
Emmis Operating Co.
6.875% 05/15/12	675,000	658,125
Multimedia Total		658,125
Publishing-Periodicals – 3.2%
Dex Media West LLC
5.875% 11/15/11	1,630,000	1,564,800
R.H. Donnelley Finance Corp.
10.875% 12/15/12(a)	510,000	586,500

2

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing-Periodicals – (continued)
10.875% 12/15/12	850,000	977,500
Publishing-Periodicals Total		3,128,800
Television – 1.1%
LIN Television Corp.
6.500% 05/15/13	1,125,000	1,096,875
Television Total		1,096,875
Media Total		10,208,225
Telecommunication Services – 2.9%
Cellular Telecommications – 2.9%
Nextel Communications, Inc.
7.375% 08/01/15	625,000	659,375
5.950% 03/15/14	960,000	955,200
6.875% 10/31/13	60,000	62,550
Rogers Wireless, Inc.
8.000% 12/15/12	940,000	965,850
7.500% 03/15/15	210,000	216,300
Cellular Telecommunications Total		2,859,275
Telecommunication Services Total		2,859,275
COMMUNICATIONS TOTAL		15,212,313
CONSUMER CYCLICAL – 20.2%
Auto Parts & Equipment – 0.3%
Auto/Truck Parts & Equipment-Original – 0.3%
Accuride Corp.
8.500% 02/01/15(a)	275,000	268,812
Auto/truck Parts & Equipment-Original Total		268,812
Auto Parts & Equipment Total		268,812
Entertainment – 2.7%
Music – 0.8%
Warner Music Group
7.375% 04/15/14	775,000	804,062
Music Total		804,062
Racetracks – 0.8%
Speedway Motorsports, Inc.
6.750% 06/01/13	740,000	749,250
Racetracks Total		749,250

3

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Theaters – 1.1%
Cinemark USA, Inc.
9.000% 02/01/13	985,000	1,068,725
Theaters Total		1,068,725
Entertainment Total		2,622,037
Home Builders – 2.5%

Building-Residential/Commercial – 2.5%
KB Home
8.625% 12/15/08	400,000	437,000
7.750% 02/01/10	250,000	262,500
5.875% 01/15/15	750,000	714,375
Toll Corp.
8.000% 05/01/09	50,000	50,750
8.250% 02/01/11	325,000	342,875
8.250% 12/01/11	600,000	643,500
Building-Residential/Commercial Total		2,451,000
Home Builders Total		2,451,000
Leisure Time – 2.7%
Cruise Lines – 1.8%
Royal Caribbean Cruises Ltd.
6.750% 03/15/08	145,000	150,981
8.750% 02/02/11	890,000	1,011,263
6.875% 12/01/13	550,000	577,500
Cruise Lines Total		1,739,744
Leisure & Recreational Products – 0.9%
K2, Inc.
7.375% 07/01/14	410,000	424,350
Leslie’s Poolmart
7.750% 02/01/13(a)	475,000	479,750
Leisure & Recreational Products Total		904,100
Leisure Time Total		2,643,844
Lodging – 8.4%
Casino Hotels – 7.3%
Kerzner International Ltd.

4

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
8.875% 08/15/11	820,000	881,500
MGM Mirage
9.750% 06/01/07	200,000	215,500
6.000% 10/01/09	1,565,000	1,549,350
Park Place Entertainment Corp.
9.375% 02/15/07	100,000	106,750
7.875% 03/15/10	1,080,000	1,174,500
8.875% 09/15/08	385,000	423,500
Station Casinos, Inc.
6.875% 03/01/16	570,000	568,575
6.500% 02/01/14	1,295,000	1,282,050
Wynn Las Vegas LLC
6.625% 12/01/14(a)	965,000	916,750
Casino Hotels Total		7,118,475
Hotels & Motels – 1.1%
Starwood Hotels & Resorts Worldwide, Inc.
7.875% 05/01/12	810,000	893,025
7.375% 05/01/07	200,000	208,500
Hotels & Motels Total		1,101,525
Lodging Total		8,220,000
Retail – 3.6%

Retail-Automobile – 1.7%
AutoNation, Inc.
9.000% 08/01/08	1,070,000	1,177,000
Group 1 Automotive, Inc.
8.250% 08/15/13	450,000	454,500
Retail-Automobile Total		1,631,500
Retail-Convenience Stores – 0.8%
Couche-Tard
7.500% 12/15/13	745,000	780,388
Retail-Convenience Stores Total		780,388
Retail-Propane Distributors – 0.4%
Suburban Propane Partners
6.875% 12/15/13	415,000	408,256
Retail-Propane Distributors Total		408,256
Retail-Restaurants – 0.7%
Domino’s, Inc.

5

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Restaurants – (continued)
8.250% 07/01/11	650,000	679,250
Retail-Restaurants Total		679,250
Retail Total		3,499,394
CONSUMER CYCLICAL TOTAL		19,705,087
CONSUMER NON-CYCLICAL – 16.6%
Beverages – 2.9%

Beverages-Non-Alcoholic – 1.3%
Cott Beverages, Inc.
8.000% 12/15/11	1,225,000	1,295,437
Beverages-Non-Alcoholic Total		1,295,437
Beverages-Wine/Spirits – 1.6%
Constellation Brands, Inc.
8.625% 08/01/06	25,000	26,188
8.125% 01/15/12	825,000	878,625
8.000% 02/15/08	575,000	610,937
Beverages-Wine/Spirits Total		1,515,750
Beverages Total		2,811,187

Commercial Services – 3.9%

Commercial Services – 1.6%
Iron Mountain, Inc.
7.750% 01/15/15	530,000	523,375
8.625% 04/01/13	980,000	989,800
Commercial Services Total		1,513,175
Private Corrections – 1.4%
Corrections Corp. of America
6.250% 03/15/13(a)	700,000	661,500
7.500% 05/01/11	650,000	656,500
Private Corrections Total		1,318,000
Rental Auto/Equipment – 0.9%
United Rentals, Inc.
7.750% 11/15/13	835,000	807,862
7.000% 02/15/14	125,000	114,688
Rental Auto/Equipment Total		922,550
Commercial Services Total		3,753,725

6

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – 7.0%
Medical-HMO – 0.9%
Coventry Health Care, Inc.
5.875% 01/15/12(a)	890,000	890,000
Medical-HMO Total		890,000
Medical-Hospitals – 3.6%
HCA, Inc.
6.950% 05/01/12	1,250,000	1,297,325
Province Healthcare Co.
7.500% 06/01/13	550,000	611,875
Triad Hospitals, Inc.
7.000% 11/15/13	1,100,000	1,080,750
7.000% 05/15/12	525,000	532,875
Medical-hospitals Total		3,522,825
Medical-Nursing Homes – 0.7%
Extendicare Health Services
9.500% 07/01/10	45,000	49,106
6.875% 05/01/14	640,000	630,400
Medical-Nursing Homes Total		679,506
Medical-Outpatient/Home Medical – 0.4%
Select Medical Corp.
7.625% 02/01/15(a)	430,000	427,850
Medical-Outpatient/Home Medical Total		427,850
Medical Products – 1.4%
Fisher Scientific International, Inc.
6.750% 08/15/14(a)	1,310,000	1,339,475
Medical Products Total		1,339,475
Healthcare Services Total		6,859,656
Household Products/Wares – 0.6%

Consumer Products-Miscellaneous – 0.6%
Scotts Co.
6.625% 11/15/13	625,000	618,750
Consumer Products - Miscellaneous Total		618,750
Household Products/Wares Total		618,750
Pharmaceuticals – 2.2%
Medical-Wholesale Drug Distribution – 0.6%
AmerisourceBergen Corp.
8.125% 09/01/08	455,000	487,988

7

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Medical-Wholesale Drug Distribution – (continued)
7.250% 11/15/12	130,000	138,450
Medical-Wholesale Drug Distribution Total		626,438
Pharmacy Services – 1.6%
Omnicare, Inc.
8.125% 03/15/11	420,000	442,050
6.125% 06/01/13	1,095,000	1,067,625
Pharmacy Services Total		1,509,675
Pharmaceuticals Total		2,136,113
CONSUMER NON-CYCLICAL TOTAL		16,179,431
ENERGY – 16.3%
Coal – 3.4%
Coal – 3.4%
Arch Western Finance LLC
6.750% 07/01/13	1,425,000	1,421,437
Peabody Energy Corp.
6.875% 03/15/13	1,530,000	1,568,250
5.875% 04/15/16	375,000	361,875
Coal Total		3,351,562
Coal Total		3,351,562
Oil & Gas – 6.7%

Oil & Gas Drilling – 0.7%
Pride International, Inc.
7.375% 07/15/14	625,000	668,750
Oil & Gas Drilling Total		668,750
Oil Companies-Exploration & Production – 6.0%
Chesapeake Energy Corp.
6.375% 06/15/15(a)	815,000	815,000
7.500% 09/15/13	425,000	453,688
7.750% 01/15/15	550,000	583,000
Newfield Exploration Co.
6.625% 09/01/14	1,350,000	1,414,125
Plains Exploration & Production Co.
7.125% 06/15/14	1,020,000	1,076,100
Pogo Producing Co.

8

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
6.625% 03/15/15(a)	220,000	220,825
8.250% 04/15/11	455,000	485,712
Vintage Petroleum, Inc.
7.875% 05/15/11	300,000	315,000
8.250% 05/01/12	465,000	497,550
Total Oil Companies-Exploration & Production		5,861,000
Oil & Gas Total		6,529,750
Oil & Gas Services – 4.0%
Oil Field Machinery & Equipment – 1.9%
Grant Prideco, Inc.
9.625% 12/01/07	1,200,000	1,308,000
9.000% 12/15/09	525,000	567,000
Oil Field Machinery & Equipment Total		1,875,000
Oil-Field Services – 2.1%
Hornbeck Offshore Services, Inc.
6.125% 12/01/14	775,000	767,250
Universal Compression, Inc.
7.250% 05/15/10	1,195,000	1,218,900
Oil-Field Services Total		1,986,150
Oil & Gas Services Total		3,861,150
Pipelines – 2.2%
Pipelines – 2.2%
MarkWest Energy Partners
6.875% 11/01/14(a)	545,000	553,175
Williams Companies, Inc.
7.125% 09/01/11	415,000	431,600
8.125% 03/15/12	1,060,000	1,155,400
Pipelines Total		2,140,175
Pipelines Total		2,140,175
ENERGY TOTAL		15,882,637
FINANCIALS – 1.6%
Real Estate Investment Trusts – 1.6%
REITS-Diversified – 1.1%
iStar Financial, Inc.
7.000% 03/15/08	85,000	89,132

9

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
REITS-Diversified – (continued)
5.125% 04/01/11	965,000	947,736
REITS-Diversified Total		1,036,868
REITS-Hotels – 0.5%
Host Marriott LP
6.375% 03/15/15(a)	495,000	471,488
Total REITS-Hotels		471,488
Real Estate Investment Trusts Total		1,508,356
FINANCIALS TOTAL		1,508,356
INDUSTRIALS – 13.9%
Aerospace & Defense – 2.8%
Aerospace/Defense-Equipment – 1.1%
TransDigm, Inc.
8.375% 07/15/11	1,025,000	1,050,625
Aerospace/Defense-Equipment Total		1,050,625
Electronics-Military – 1.7%
L-3 Communications Corp.
7.625% 06/15/12	960,000	1,022,400
6.125% 07/15/13	655,000	643,537
Electronics-Military Total		1,665,937
Aerospace & Defense Total		2,716,562
Environmental Control – 1.1%
Alternative Waste Technology – 0.2%
Synagro Technologies, Inc.
9.500% 04/01/09	175,000	190,313
Alternative Waste Technology Total		190,313
Non-Hazardous Waste Disposal – 0.9%
Allied Waste North America, Inc.
9.250% 09/01/12	100,000	106,500
6.500% 11/15/10	560,000	539,000
6.375% 04/15/11	225,000	208,687
Non-Hazardous Waste Disposal Total		854,187
Environmental Control Total		1,044,500
Hand/Machine Tools – 0.6%
Machine Tools & Related Products – 0.6%
Kennametal, Inc.

10

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Hand/Machine Tools – (continued)
Machine Tools & Related Products – (continued)
7.200% 06/15/12	490,000	540,490
Machine Tools & Related Products Total		540,490
Hand/Machine Tools Total		540,490
Machinery Diversified – 0.9%
Machinery-General Industry – 0.9%
Manitowoc Co., Inc.
7.125% 11/01/13	75,000	78,375
Westinghouse Air Brake Technologies Corp.
6.875% 07/31/13	805,000	800,975
Machinery-General Industry Total		879,350
Machinery Diversified Total		879,350
Packaging & Containers – 5.6%
Containers-Metal/Glass – 4.2%
Ball Corp.
7.750% 08/01/06	100,000	102,500
6.875% 12/15/12	1,690,000	1,749,150
Owens-Brockway Glass Container
8.875% 02/15/09	290,000	308,850
6.750% 12/01/14(a)	125,000	123,125
Owens-Illinois, Inc.
7.500% 05/15/10	1,025,000	1,053,188
Silgan Holdings, Inc.
6.750% 11/15/13	735,000	742,350
Containers-Metal/Glass Total		4,079,163
Containers-Paper/Plastic – 1.4%
Jefferson Smurfit Corp.
8.250% 10/01/12	400,000	410,000
8.375% 07/01/12	125,000	129,531
7.375% 07/15/14	875,000	861,875
Containers-Paper/Plastic Total		1,401,406
Packaging & Containers Total		5,480,569
Transportation – 2.9%
Transportation-Marine – 1.8%
Teekay Shipping Corp.
8.875% 07/15/11	1,585,000	1,795,012
Transportation-Marine Total		1,795,012
Transportation-Services – 1.1%
Offshore Logistics, Inc.

11

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Services – (continued)
6.125% 06/15/13	1,070,000	1,043,250
Total Transportation-Services		1,043,250
Transportation Total		2,838,262
INDUSTRIALS TOTAL		13,499,733
TECHNOLOGY – 1.2%
Semiconductors – 1.2%
Electronic Components-Semiconductors – 1.2%
Freescale Semiconductor, Inc.
6.875% 07/15/11	1,165,000	1,197,038
Electronic Components-Semiconductors Total		1,197,038
Semiconductors Total		1,197,038
TECHNOLOGY TOTAL		1,197,038
UTILITIES – 3.0%
Electric – 3.0%
Electric-Generation – 2.5%
AES Corp.
7.750% 03/01/14	1,320,000	1,362,900
Texas Genco LLC
6.875% 12/15/14(a)	1,050,000	1,050,000
Electric-Generation Total		2,412,900
Electric-Integrated – 0.5%
Nevada Power Co.
5.875% 01/15/15(a)	275,000	268,125
6.500% 04/15/12	200,000	205,500
Northwestern Corp.
5.875% 11/01/14(a)	50,000	49,688
Electric-Integrated Total		523,313
Electric Total		2,936,213
UTILITIES TOTAL		2,936,213
Total Corporate Fixed-Income Bonds & Notes (cost of $91,317,936)		89,907,221

12

		Shares	Value ($)
Common Stock (b)(c)(d) – 0.0%
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
Fairlane Management Corp.		1,200	—
Commercial Services & Supplies Total			—
INDUSTRIALS TOTAL			—
Total Common Stock (cost of $0)			—

		Units
Warrants (d) – 0.0%
COMMUNICATIONS – 0.0%
Media – 0.0%
Cable TV – 0.0%
Ono Finance PLC	Expires 03/16/11(a)(b)(c)	85	—
Media Total			—
Telecommunications – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(a)(e)	50	1
Telecommunication Services – 0.0%
Carrier1 International SA	Expires 02/19/09(b)(c)	113	—
Jazztel PLC	Expires 07/15/10(b)(c)	60	—
			—
Telecommunications Total			1
COMMUNICATIONS TOTAL			1
INDUSTRIALS – 0.0%
Transportation – 0.0%
Transportation-Truck – 0.0%
QDI LLC	Expires 01/15/07(a)(b)	153	894
			894
Transportation Total			894
INDUSTRIALS TOTAL			894
Total Warrants (cost of $4,848)			895

13

	Par ($)	Value ($)
Short-Term Obligation – 10.1%

Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.450%, collateralized by a U.S. Treasury Note maturing 07/15/06, market value of $10,067,563 (repurchase proceeds $9,866,671)	9,866,000	9,866,000
Total Short-Term Obligation (cost of $9,866,000)		9,866,000
Total Investments – 102.4% (cost of $101,188,784)(f)(g)		99,774,116
Other Assets & Liabilities, Net – (2.4)%		(2,353,390)
Net Assets – 100.0%		97,420,726

Notes to Investment Portfolio:

Security Valuation:

*              Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $11,182,945, which represents 11.5% of net assets.

(b)           Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)           Security has no value.

(d)           Non-income producing security.

(e)           Rounds to less than $1.

(f)            Cost for federal income tax purposes is $101,541,921.

14

(g)           Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation

$320,548	$(2,088,353)	$(1,767,805)

Acronym	Name

REIT	Real Estate Investment Trust

15

INVESTMENT PORTFOLIO
March 31, 2005 (Unaudited)	Columbia International Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 98.5%
CONSUMER DISCRETIONARY – 11.3%
Auto Components – 1.2%
Continental AG	6,500	504,222
Denso Corp.	13,700	341,206
Auto Components Total		845,428
Automobiles – 2.4%
Nissan Motor Co., Ltd.	26,000	266,536
Renault SA	6,300	562,793
Toyota Motor Corp.	24,800	923,017
Automobiles Total		1,752,346
Hotels, Restaurants & Leisure – 0.3%
Carnival Corp.	4,700	243,507
Hotels, Restaurants & Leisure Total		243,507
Household Durables – 3.1%
Daiwa House Industry Co., Ltd.	20,000	229,840
Koninklijke (Royal) Philips Electronics NV	23,900	658,485
Matsushita Electric Industrial Co., Ltd.	35,000	515,834
Pioneer Corp.	12,100	217,722
Sekisui Chemical Co., Ltd.	29,000	210,727
Sharp Corp.	19,000	287,468
Sony Corp.	3,700	147,372
Household Durables Total		2,267,448
Leisure Equipment & Products – 0.7%
Fuji Photo Film Co., Ltd.	14,000	511,916
Leisure Equipment & Products Total		511,916
Media – 2.6%
JC Decaux SA (a)	8,800	240,287
Mediaset S.p.A.	16,200	233,146
News Corp., Class B	22,650	398,866
Pearson PLC	61,200	745,230
Vivendi Universal SA	9,700	297,183
Media Total		1,914,712
Textiles, Apparel & Luxury Goods – 1.0%
Burberry Group PLC	88,400	683,416
Textiles, Apparel & Luxury Goods Total		683,416
CONSUMER DISCRETIONARY TOTAL		8,218,773
CONSUMER STAPLES – 8.8%
Beverages – 1.7%
Diageo PLC	48,200	678,836

See Accompanying Notes to Financial Statements.

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
SABMiller PLC	37,666	589,144
Beverages Total		1,267,980
Food & Staples Retailing – 0.5%
Ito-Yokado Co., Ltd.	10,000	399,235
Food & Staples Retailing Total		399,235
Food Products – 3.3%
Nestle SA, Registered Shares	5,811	1,589,676
Royal Numico NV (a)	5,700	233,239
Unilever PLC	55,840	551,348
Food Products Total		2,374,263
Household Products – 2.0%
Kao Corp.	13,000	298,913
Reckitt Benckiser PLC	36,727	1,166,247
Household Products Total		1,465,160
Tobacco – 1.3%
Imperial Tobacco Group PLC	21,689	568,749
Japan Tobacco, Inc.	34	377,408
Tobacco Total		946,157
CONSUMER STAPLES TOTAL		6,452,795
ENERGY – 10.8%
Energy Equipment & Services – 0.6%
Saipem S.p.A.	17,100	216,832
Stolt Offshore SA (a)	27,400	211,235
Energy Equipment & Services Total		428,067
Oil & Gas – 10.2%
BG Group PLC	54,771	425,241
BP PLC	153,300	1,587,442
EnCana Corp.	25,200	1,779,571
ENI S.p.A.	42,900	1,114,108
Norsk Hydro ASA	5,660	466,685
OMV AG	700	222,449
Shell Transport & Trading Co., PLC	77,100	691,396
Total SA	5,100	1,193,538
Oil & Gas Total		7,480,430
ENERGY TOTAL		7,908,497
FINANCIALS – 25.6%
Capital Markets – 1.9%
Credit Suisse Group	7,000	300,481
Deutsche Bank AG, Registered Shares	8,769	756,636

See Accompanying Notes to Financial Statements.

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
Nomura Holdings, Inc.	22,000	307,821
Capital Markets Total		1,364,938
Commercial Banks – 16.0%
ABN AMRO Holding NV	17,023	422,442
Anglo Irish Bank Corp., PLC	14,400	360,337
Australia & New Zealand Banking Group Ltd.	13,500	215,305
Banco Bilbao Vizcaya Argentaria SA	26,700	434,800
Banco de Sabadell SA	11,662	291,823
Banco Popolare di Verona E Novara	23,100	430,985
Banco Popular Espanol SA	8,170	528,581
Bank of Ireland	22,949	362,410
Bank of Yokohama Ltd. (a)	24,000	146,411
Barclays PLC	88,170	900,528
BNP Paribas SA	14,691	1,040,952
DBS Group Holdings Ltd.	42,000	379,066
DNB NOR ASA	46,600	475,698
HBOS PLC	19,100	297,486
HSBC Holdings PLC	66,900	1,057,135
KBC Groupe SA	2,159	182,091
Mitsubishi Tokyo Financial Group, Inc.	30	260,249
Mizuho Financial Group, Inc.	124	586,428
National Bank of Greece SA	17,355	588,192
Resona Holdings, Inc.	71,000	142,391
Royal Bank of Scotland Group PLC	33,420	1,062,497
Skandinaviska Enskilda Banken AB, Class A	16,800	318,375
Sumitomo Mitsui Financial Group, Inc.	61	413,096
UniCredito Italiano S.p.A.	53,400	313,638
United Overseas Bank Ltd.	56,000	488,461
Commercial Banks Total		11,699,377
Consumer Finance – 0.9%
Credit Saison Co., Ltd.	9,000	324,052
ORIX Corp.	1,400	178,518
Takefuji Corp.	2,600	175,104
Consumer Finance Total		677,674
Diversified Financial Services – 1.3%
Fortis	7,747	220,775
ING Groep NV, CVA	18,157	548,516
Suncorp-Metway Ltd.	12,500	187,852
Diversified Financial Services Total		957,143

See Accompanying Notes to Financial Statements.

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 4.5%
Aegon NV	52,800	712,646
Allianz AG, Registered Shares	2,452	311,397
Axa	18,300	487,587
Fuji Fire & Marine Insurance Co. Ltd.	43,000	148,006
Irish Life & Permanent PLC	12,109	215,089
Mitsui Sumitomo Insurance Co., Ltd.	42,000	385,113
QBE Insurance Group Ltd.	15,500	178,508
Riunione Adriatica di Sicurta S.p.A.	12,982	305,497
Sampo Oyj, Class A	15,500	225,081
Zurich Financial Services AG (a)	1,789	313,907
Insurance Total		3,282,831
Real Estate – 1.0%
City Developments Ltd.	36,000	140,650
Swire Pacific Ltd., Class A	52,000	411,701
Wharf Holdings Ltd.	57,000	180,150
Real Estate Total		732,501
FINANCIALS TOTAL		18,714,464
HEALTH CARE – 8.9%
Health Care Equipment & Supplies – 1.3%
GN Store Nord A/S	18,000	206,749
Smith & Nephew PLC	39,197	368,150
Synthes, Inc.	1,800	200,125
Terumo Corp.	5,600	168,724
Health Care Equipment & Supplies Total		943,748
Pharmaceuticals – 7.6%
AstraZeneca PLC	23,400	921,529
Eisai Co. Ltd.	6,200	210,513
GlaxoSmithKline PLC	58,300	1,335,083
Novartis AG, Registered Shares	15,450	720,677
Roche Holding AG	2,700	289,354
Sanofi-Aventis	8,900	750,631
Schering AG	2,200	145,929
Shire Pharmaceuticals Group PLC	23,200	264,767
Takeda Pharmaceutical Co., Ltd.	9,600	457,591

See Accompanying Notes to Financial Statements.

4

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Teva Pharmaceutical Industries Ltd., ADR	15,800	489,800
Pharmaceuticals Total		5,585,874
HEALTH CARE TOTAL		6,529,622
INDUSTRIALS – 11.6%
Aerospace & Defense – 0.3%
Singapore Technologies Engineering Ltd.	152,000	235,702
Aerospace & Defense Total		235,702
Building Products – 0.9%
Nippon Sheet Glass Co., Ltd.	49,000	207,509
Wienerberger AG	9,591	436,600
Building Products Total		644,109
Commercial Services & Supplies – 0.9%
Randstad Holding NV	14,900	663,400
Commercial Services & Supplies Total		663,400
Construction & Engineering – 2.0%
Obayashi Corp.	36,000	221,967
Shimizu Corp.	95,000	486,498
Vinci SA	5,290	762,692
Construction & Engineering Total		1,471,157
Electrical Equipment – 0.5%
Mitsubishi Electric Corp.	62,000	320,974
Electrical Equipment Total		320,974
Industrial Conglomerates – 1.7%
Hutchison Whampoa Ltd.	46,000	390,738
SembCorp Industries Ltd.	131,000	153,940
Siemens AG, Registered Shares	3,349	265,088
Smiths Group PLC	28,491	458,006
Industrial Conglomerates Total		1,267,772
Machinery – 2.2%
Atlas Copco AB, Class B	16,000	700,335
Komatsu Ltd.	55,000	413,507
Volvo AB, Class B	11,100	490,567
Machinery Total		1,604,409
Marine – 0.4%
Kawasaki Kisen Kaisha Ltd.	39,000	269,204
Marine Total		269,204
Road & Rail – 2.0%
Canadian National Railway Co.	9,273	585,239
Canadian Pacific Railway Ltd.	8,400	303,782

See Accompanying Notes to Financial Statements.

5

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
ComfortDelGro Corp., Ltd.	263,000	266,043
East Japan Railway Co.	54	290,136
Road & Rail Total		1,445,200
Trading Companies & Distributors – 0.7%
Mitsubishi Corp.	41,000	531,216
Trading Companies & Distributors Total		531,216
INDUSTRIALS TOTAL		8,453,143
INFORMATION TECHNOLOGY – 5.5%
Communications Equipment – 1.5%
Nokia Oyj	27,400	424,884
Tandberg ASA	41,000	428,228
Telefonaktiebolaget LM Ericsson, ADR (a)	9,100	256,620
Communications Equipment Total		1,109,732
Computers & Peripherals – 0.4%
Toshiba Corp.	73,000	305,060
Computers & Peripherals Total		305,060
Electronic Equipment & Instruments – 0.6%
HOYA Corp.	1,800	198,125
TDK Corp.	3,100	212,248
Electronic Equipment & Instruments Total		410,373
Internet Software & Services – 0.3%
NIWS Co., Ltd.	132	197,621
Internet Software & Services Total		197,621
Office Electronics – 0.7%
Canon, Inc.	9,000	482,720
Office Electronics Total		482,720
Semiconductors & Semiconductor Equipment – 1.5%
Marvell Technology Group Ltd. (a)	8,800	337,392
Samsung Electronics Co., Ltd., Registered Shares, GDR	3,143	777,893
Semiconductors & Semiconductor Equipment Total		1,115,285
Software – 0.5%
Sage Group PLC	100,300	381,080
Software Total		381,080
INFORMATION TECHNOLOGY TOTAL		4,001,871
MATERIALS – 6.0%
Chemicals – 4.2%
BASF AG	8,500	602,720

See Accompanying Notes to Financial Statements.

6

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Novozymes A/S, Class B	4,150	203,669
Shin-Etsu Chemical Co., Ltd.	12,900	488,541
Solvay SA, Class A	1,800	214,592
Sumitomo Chemical Co., Ltd.	139,000	687,188
Syngenta AG (a)	6,800	709,985
Teijin Ltd.	45,000	192,248
Chemicals Total		3,098,943
Construction Materials – 1.0%
Cemex SA de CV, ADR	19,600	710,500
Construction Materials Total		710,500
Paper & Forest Products – 0.8%
Stora Enso Oyj, Class R	12,500	175,520
UPM-Kymmene Oyj	17,600	390,210
Paper & Forest Products Total		565,730
MATERIALS TOTAL		4,375,173
TELECOMMUNICATION SERVICES – 5.6%
Diversified Telecommunication Services – 3.2%
Belgacom SA (a)	11,100	459,095
Deutsche Telekom AG, Registered Shares	24,548	490,146
France Telecom SA	13,949	417,777
Nippon Telegraph & Telephone Corp.	50	218,740
Portugal Telecom, SGPS SA, Registered Shares	22,000	257,858
Royal Koninklijke KPN NV	31,578	282,503
Singapore Telecommunications Ltd.	146,000	228,166
Diversified Telecommunication Services Total		2,354,285
Wireless Telecommunication Services – 2.4%
NTT DoCoMo, Inc.	130	218,273
Vodafone Group PLC	557,900	1,479,830
Wireless Telecommunication Services Total		1,698,103
TELECOMMUNICATION SERVICES TOTAL		4,052,388
UTILITIES – 4.4%
Electric Utilities – 2.6%
E.ON AG	4,474	383,952
Enel S.p.A.	61,675	590,139
Fortum Oyj	25,400	494,644
Tokyo Electric Power Co., Inc.	18,700	453,524
Electric Utilities Total		1,922,259

See Accompanying Notes to Financial Statements.

7

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 0.4%
Tokyo Gas Co., Ltd.	78,000	314,314
Gas Utilities Total		314,314
Multi-utilities & Unregulated Power – 1.4%
National Grid Transco PLC	40,350	373,457
Veolia Environnement	17,800	631,430
Multi-utilities & Unregulated Power Total		1,004,887
UTILITIES TOTAL		3,241,460
Total Common Stocks (cost of $59,760,626)		71,948,186
Preferred Stocks – 0.5%
CONSUMER DISCRETIONARY – 0.5%
Automobiles – 0.5%
Porsche AG	526	381,912
Automobiles Total		381,912
CONSUMER DISCRETIONARY TOTAL		381,912
Total Preferred Stocks (cost of $335,521)		381,912

	Par ($)
Short-Term Obligations – 0.8%
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.450%, collateralized by a U.S. Treasury Bond maturing 02/15/25, market value of $596,497 (repurchase proceeds $583,040)	583,000	583,000
Total Short-Term Obligations (cost of $583,000)		583,000
Total Investments – 99.8% (cost of $60,679,147)(b)(c)		72,913,098
Other Assets & Liabilities, Net – 0.2%		133,590
Net Assets – 100.0%		73,046,688

See Accompanying Notes to Financial Statements.

8

Notes to Investment Portfolio:

*              Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  If a security is valued at “fair value”, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)           Non-income producing security.

(b)           Cost for federal income tax purpose is $60,679,147.

(c)           Unrealized appreciation and depreciation at March 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$13,168,894	$(934,943)	$12,233,951

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

9

The Fund was invested in the following countries at March 31,2005:

Summary of Securities by Country (Unaudited)	Value ($)	% of Total Investments
United Kingdom	16,586,597	22.7%
Japan	15,340,823	21.0
France	6,384,870	8.8
Switzerland	3,924,080	5.4
Germany	3,842,003	5.3
Netherlands	3,521,230	4.8
Italy	3,204,345	4.4
Canada	2,668,592	3.7
Singapore	1,892,029	2.6
Sweden	1,765,897	2.4
Finland	1,710,339	2.3
United States*	1,519,384	2.1
Norway	1,370,610	1.9
Spain	1,255,204	1.7
Belgium	1,076,553	1.5
Hong Kong	982,588	1.3
Ireland	937,836	1.3
South Korea	777,893	1.1
Mexico	710,500	1.0
Austria	659,049	0.9
Greece	588,192	0.8
Australia	581,666	0.8
Israel	489,800	0.7
Denmark	410,418	0.5
Portugal	257,858	0.4
Panama	243,507	0.3
Luxembourg	211,235	0.3
	72,913,098	100.0%

* Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See Accompanying Notes to Financial Statements.

10

INVESTMENT PORTFOLIO

March 31, 2005 (Unaudited)	Liberty Growth & Income Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 9.4%
Hotels, Restaurants & Leisure – 1.4%
	Harrah’s Entertainment, Inc.	13,078	844,577
	McDonald’s Corp.	84,371	2,627,313
	Hotels, Restaurants & Leisure Total		3,471,890
Media – 3.5%
	Clear Channel Communications, Inc.	18,572	640,177
	Comcast Corp., Class A (a)	36,517	1,233,544
	McGraw-Hill Companies, Inc.	32,548	2,839,813
	Time Warner, Inc. (a)	155,461	2,728,341
	Viacom, Inc., Class A	29,351	1,028,459
	Media Total		8,470,334
Multiline Retail – 1.8%
	Federated Department Stores, Inc.	39,936	2,541,527
	J.C. Penney Co., Inc.	33,313	1,729,611
	Multiline Retail Total		4,271,138
Specialty Retail – 2.7%
	Home Depot, Inc.	73,258	2,801,386
	Limited Brands, Inc.	57,685	1,401,745
	Office Depot, Inc. (a)	64,381	1,427,971
	Sherwin-Williams Co.	20,100	884,199
	Specialty Retail Total		6,515,301
	CONSUMER DISCRETIONARY TOTAL		22,728,663

CONSUMER STAPLES – 10.8%
Beverages – 1.7%
	PepsiCo, Inc.	76,202	4,040,992
	Beverages Total		4,040,992
Food Products – 2.5%
	ConAgra Foods, Inc.	41,782	1,128,950
	Hershey Co.	29,596	1,789,374
	Kraft Foods, Inc., Class A	95,833	3,167,281
	Food Products Total		6,085,605
Household Products – 3.2%
	Clorox Co.	42,067	2,649,800
	Kimberly-Clark Corp.	49,774	3,271,645
	Procter & Gamble Co.	34,833	1,846,149
	Household Products Total		7,767,594
Personal Products – 1.1%
	Gillette Co.	55,632	2,808,304
	Personal Products Total		2,808,304

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 2.3%
	Altria Group, Inc.	66,816	4,369,098
	UST, Inc.	23,030	1,190,651
	Tobacco Total		5,559,749
	CONSUMER STAPLES TOTAL		26,262,244

ENERGY – 12.6%
Energy Equipment & Services – 1.3%
	Halliburton Co.	44,019	1,903,822
	Schlumberger Ltd.	17,280	1,217,894
	Energy Equipment & Services Total		3,121,716
Oil & Gas – 11.3%
	BP PLC, ADR	76,282	4,759,997
	ChevronTexaco Corp.	36,920	2,152,805
	ConocoPhillips	64,793	6,987,277
	Exxon Mobil Corp.	180,694	10,769,363
	Marathon Oil Corp.	31,983	1,500,642
	Royal Dutch Petroleum Co., N.Y. Registered Shares	19,671	1,181,047
	Oil & Gas Total		27,351,131
	ENERGY TOTAL		30,472,847

FINANCIALS – 28.0%
Capital Markets – 4.9%
	A.G. Edwards, Inc.	13,942	624,602
	Bank of New York Co., Inc.	102,641	2,981,721
	Franklin Resources, Inc.	17,180	1,179,407
	Goldman Sachs Group, Inc.	28,051	3,085,329
	Janus Capital Group, Inc.	75,850	1,058,108
	Merrill Lynch & Co., Inc.	30,714	1,738,412
	Morgan Stanley	22,400	1,282,400
	Capital Markets Total		11,949,979

Commercial Banks – 7.3%
	Marshall & Ilsley Corp.	14,981	625,457
	National City Corp.	35,151	1,177,559
	North Fork Bancorporation, Inc.	21,211	588,393
	PNC Financial Services Group, Inc.	21,540	1,108,879
	U.S. Bancorp	164,659	4,745,472
	Wachovia Corp.	91,055	4,635,610
	Wells Fargo & Co.	81,005	4,844,099
	Commercial Banks Total		17,725,469

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 0.8%
	MBNA Corp.	73,813	1,812,109
	Consumer Finance Total		1,812,109
Diversified Financial Services – 6.0%
	Citigroup, Inc.	218,355	9,812,874
	JPMorgan Chase & Co.	136,642	4,727,813
	Diversified Financial Services Total		14,540,687
Insurance – 6.2%
	Allstate Corp.	24,017	1,298,359
	Ambac Financial Group, Inc.	24,676	1,844,531
	American International Group, Inc.	31,646	1,753,505
	Chubb Corp.	17,350	1,375,334
	Hartford Financial Services Group, Inc.	30,715	2,105,820
	Lincoln National Corp.	64,786	2,924,440
	Willis Group Holdings Ltd.	33,495	1,234,961
	XL Capital Ltd., Class A	35,983	2,604,090
	Insurance Total		15,141,040
Real Estate – 1.8%
	Archstone-Smith Trust, REIT	43,308	1,477,236
	AvalonBay Communities, Inc., REIT	19,985	1,336,796
	Kimco Realty Corp., REIT	29,473	1,588,595
	Real Estate Total		4,402,627
Thrifts & Mortgage Finance – 1.0%
	Countrywide Financial Corp.	34,042	1,105,003
	Freddie Mac	19,168	1,211,418
	Thrifts & Mortgage Finance Total		2,316,421
	FINANCIALS TOTAL		67,888,332

HEALTH CARE – 5.6%
Health Care Equipment & Supplies – 0.3%
	Bausch & Lomb, Inc.	8,512	623,929
	Health Care Equipment & Supplies Total		623,929
Health Care Providers & Services – 1.5%
	Aetna, Inc.	33,288	2,494,936
	CIGNA Corp.	14,211	1,269,042
	Health Care Providers & Services Total		3,763,978
Pharmaceuticals – 3.8%
	Bristol-Myers Squibb Co.	44,829	1,141,346
	GlaxoSmithKline PLC, ADR	24,823	1,139,872
	Johnson & Johnson	29,268	1,965,639
	Merck & Co., Inc.	53,196	1,721,955
	Novartis AG, ADR	25,375	1,187,043

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Pfizer, Inc.	76,186	2,001,406
	Pharmaceuticals Total		9,157,261
	HEALTH CARE TOTAL		13,545,168

INDUSTRIALS – 12.6%
Aerospace & Defense – 3.2%
	General Dynamics Corp.	30,172	3,229,913
	United Technologies Corp.	45,140	4,588,932
	Aerospace & Defense Total		7,818,845
Commercial Services & Supplies – 1.8%
	Cendant Corp.	54,847	1,126,557
	Republic Services, Inc.	21,409	716,773
	Waste Management, Inc.	89,737	2,588,913
	Commercial Services & Supplies Total		4,432,243
Industrial Conglomerates – 6.1%
	General Electric Co.	281,688	10,157,669
	Textron, Inc.	60,163	4,489,363
	Industrial Conglomerates Total		14,647,032
Machinery – 1.5%
	Deere & Co.	25,600	1,718,528
	Eaton Corp.	27,914	1,825,576
	Machinery Total		3,544,104
	INDUSTRIALS TOTAL		30,442,224

INFORMATION TECHNOLOGY – 6.2%
Communications Equipment – 1.1%
	Nokia Oyj, ADR	171,078	2,639,734
	Communications Equipment Total		2,639,734
Computers & Peripherals – 2.0%
	International Business Machines Corp.	27,401	2,503,903
	Lexmark International, Inc., Class A (a)	29,463	2,356,156
	Computers & Peripherals Total		4,860,059
IT Services – 1.7%
	Accenture Ltd., Class A (a)	117,633	2,840,837
	Automatic Data Processing, Inc.	27,977	1,257,566
	IT Services Total		4,098,403
Office Electronics – 0.7%
	Xerox Corp. (a)	113,028	1,712,374
	Office Electronics Total		1,712,374

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 0.7%
	Microsoft Corp.	73,922	1,786,695
	Software Total		1,786,695
	INFORMATION TECHNOLOGY TOTAL		15,097,265

MATERIALS – 4.4%
Chemicals – 2.2%
	Air Products & Chemicals, Inc.	70,827	4,482,641
	PPG Industries, Inc.	13,897	993,913
	Chemicals Total		5,476,554
Paper & Forest Products – 2.2%
	MeadWestvaco Corp.	96,981	3,085,935
	Weyerhaeuser Co.	31,805	2,178,643
	Paper & Forest Products Total		5,264,578
	MATERIALS TOTAL		10,741,132

TELECOMMUNICATION SERVICES – 4.4%
Diversified Telecommunication Services – 4.4%
	BellSouth Corp.	71,209	1,872,085
	SBC Communications, Inc.	206,585	4,893,999
	Verizon Communications, Inc.	111,145	3,945,647
	Diversified Telecommunication Services Total		10,711,731
	TELECOMMUNICATION SERVICES TOTAL		10,711,731

UTILITIES – 5.0%
Electric Utilities – 5.0%
	American Electric Power Co., Inc.	35,427	1,206,644
	Entergy Corp.	35,369	2,499,173
	Exelon Corp.	43,658	2,003,466
	FPL Group, Inc.	32,220	1,293,633
	PG&E Corp.	39,680	1,353,088
	TXU Corp.	48,556	3,866,514
	Electric Utilities Total		12,222,518
	UTILITIES TOTAL		12,222,518

	Total Common Stocks (cost of $203,793,374)		240,112,124
Investment Company – 1.0%
	iShares Russell 1000 Value Index Fund	39,103	2,573,368

	Total Investment Company (cost of $2,645,908)		2,573,368

5

Total Investments – 100.0% (cost of $20,6,439,282)(b)(c)	242,685,492

Other Assets & Liabilities, Net – 0.0%	(118,333)

Net Assets – 100.0%	242,567,159

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $206,439,282.

(c)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$42,329,084	$(6,082,874)	$36,246,210

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

6

INVESTMENT PORTFOLIO
March 31, 2005 (Unaudited)	Liberty S&P 500 Index Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 97.6%
CONSUMER DISCRETIONARY – 11.2%
Auto Components – 0.2%
	Cooper Tire & Rubber Co.	300	5,508
	Dana Corp.	657	8,403
	Delphi Corp.	2,741	12,280
	Goodyear Tire & Rubber Co. (a)	731	9,759
	Johnson Controls, Inc.	932	51,968
	Visteon Corp.	646	3,688
	Auto Components Total		91,606

Automobiles – 0.5%
	Ford Motor Co.	8,650	98,005
	General Motors Corp.	2,629	77,266
	Harley-Davidson, Inc.	1,396	80,633
	Automobiles Total		255,904

Distributors – 0.1%
	Genuine Parts Co.	845	36,749
	Distributors Total		36,749

Hotels, Restaurants & Leisure – 1.5%
	Carnival Corp.	2,524	130,768
	Darden Restaurants, Inc.	771	23,654
	Harrah’s Entertainment, Inc.	519	33,517
	Hilton Hotels Corp.	1,761	39,358
	International Game Technology, Inc.	1,597	42,576
	Marriott International, Inc., Class A	1,026	68,598
	McDonald’s Corp.	6,091	189,674
	Starbucks Corp. (a)	1,913	98,826
	Starwood Hotels & Resorts Worldwide, Inc.	1,031	61,891
	Wendy’s International, Inc.	540	21,082
	Yum! Brands, Inc.	1,363	70,617
	Hotels, Restaurants & Leisure Total		780,561

Household Durables – 0.5%
	Black & Decker Corp.	378	29,858
	Centex Corp.	584	33,446
	Fortune Brands, Inc.	693	55,877
	KB Home	190	22,317
	Leggett & Platt, Inc.	916	26,454
	Maytag Corp.	351	4,904
	Newell Rubbermaid, Inc.	1,350	29,619
	Pulte Homes, Inc.	540	39,760
	Snap-On, Inc.	238	7,566

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
Stanley Works	381	17,248
Whirlpool Corp.	295	19,980
	Household Durables Total	287,029

Internet & Catalog Retail – 0.4%
eBay, Inc. (a)	5,780	215,363
	Internet & Catalog Retail Total	215,363

Leisure Equipment & Products – 0.2%
Brunswick Corp.	491	23,003
Eastman Kodak Co.	1,357	44,170
Hasbro, Inc.	772	15,788
Mattel, Inc.	2,025	43,234
	Leisure Equipment & Products Total	126,195

Media – 3.9%
Clear Channel Communications, Inc.	2,566	88,450
Comcast Corp., Class A (a)	10,594	357,865
Dow Jones & Co., Inc.	347	12,968
Gannett Co., Inc.	1,165	92,128
Interpublic Group of Companies, Inc. (a)	1,972	24,216
Knight-Ridder, Inc.	412	27,707
McGraw-Hill Companies, Inc.	961	83,847
Meredith Corp.	257	12,015
New York Times Co., Class A	707	25,862
News Corp., Class A	13,800	233,496
Omnicom Group, Inc.	915	80,996
Time Warner, Inc. (a)	22,038	386,767
Tribune Co.	1,451	57,851
Univision Communications, Inc., Class A (a)	1,545	42,781
Viacom, Inc., Class B	8,166	284,422
Walt Disney Co.	9,785	281,123
	Media Total	2,092,494

Multiline Retail – 1.2%
Big Lots, Inc. (a)	501	6,022
Dillard’s, Inc., Class A	422	11,352
Dollar General Corp.	1,564	34,267
Family Dollar Stores, Inc.	812	24,652
Federated Department Stores, Inc.	824	52,439
J.C. Penney Co., Inc.	1,376	71,442
Kohl’s Corp. (a)	1,571	81,111

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
	May Department Stores Co.	1,391	51,495
	Nordstrom, Inc.	620	34,336
	Sears Holdings Corp. (a)	415	55,273
	Target Corp.	4,285	214,336
	Multiline Retail Total		636,725

Specialty Retail – 2.3%
	Autonation, Inc. (a)	1,304	24,698
	AutoZone, Inc. (a)	288	24,681
	Bed Bath & Beyond, Inc. (a)	1,377	50,315
	Best Buy Co., Inc.	1,461	78,909
	Circuit City Stores, Inc.	972	15,601
	Gap, Inc.	3,536	77,226
	Home Depot, Inc.	10,519	402,246
	Limited Brands	1,879	45,660
	Lowe’s Companies, Inc.	3,707	211,633
	Office Depot, Inc. (a)	1,476	32,738
	OfficeMax, Inc.	450	15,075
	RadioShack Corp.	806	19,747
	Sherwin-Williams Co.	618	27,186
	Staples, Inc.	2,361	74,206
	Tiffany & Co.	689	23,784
	TJX Companies, Inc.	2,306	56,797
	Toys ‘‘R’’ Us, Inc. (a)	1,046	26,945
	Specialty Retail Total		1,207,447

Textiles, Apparel & Luxury Goods – 0.4%
	Coach, Inc. (a)	900	50,967
	Jones Apparel Group, Inc.	631	21,132
	Liz Claiborne, Inc.	506	20,306
	NIKE, Inc., Class B	1,081	90,058
	Reebok International Ltd.	285	12,626
	V.F. Corp.	553	32,704
	Textiles, Apparel & Luxury Goods Total		227,793
	CONSUMER DISCRETIONARY TOTAL		5,957,866

CONSUMER STAPLES – 10.1%
Beverages – 2.2%
	Anheuser-Busch Companies, Inc.	3,771	178,708
	Brown-Forman Corp., Class B	462	25,294
	Coca-Cola Co.	10,871	452,995
	Coca-Cola Enterprises, Inc.	1,705	34,987
	Molson Coors Brewing Co., Class B	429	33,106

3

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
Pepsi Bottling Group, Inc.	932	25,956
PepsiCo, Inc.	8,077	428,323
	Beverages Total	1,179,369

Food & Staples Retailing – 2.8%
Albertson’s, Inc.	1,814	37,459
Costco Wholesale Corp.	2,272	100,377
CVS Corp.	1,895	99,715
Kroger Co. (a)	3,600	57,708
Safeway, Inc. (a)	2,172	40,247
SUPERVALU, Inc.	629	20,977
Sysco Corp.	3,031	108,510
Wal-Mart Stores, Inc.	16,235	813,536
Walgreen Co.	4,861	215,926
	Food & Staples Retailing Total	1,494,455

Food Products – 1.2%
Archer-Daniels-Midland Co.	3,128	76,886
Campbell Soup Co.	1,541	44,720
ConAgra Foods, Inc.	2,406	65,010
General Mills, Inc.	1,791	88,028
H.J. Heinz Co.	1,614	59,460
Hershey Foods Corp.	1,056	63,846
Kellogg Co.	1,679	72,650
McCormick & Co., Inc.	613	21,105
Sara Lee Corp.	3,746	83,011
Wm. Wrigley Jr. Co.	984	64,521
	Food Products Total	639,237

Household Products – 1.8%
Clorox Co.	726	45,731
Colgate-Palmolive Co.	2,474	129,069
Kimberly-Clark Corp.	2,336	153,545
Procter & Gamble Co.	12,110	641,830
	Household Products Total	970,175

Personal Products – 0.7%
Alberto-Culver Co.	378	18,091
Avon Products, Inc.	2,196	94,296
Gillette Co.	4,721	238,316
	Personal Products Total	350,703

Tobacco – 1.4%
Altria Group, Inc.	9,957	651,088

4

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
	Reynolds American, Inc.	600	48,354
	UST, Inc.	824	42,601
	Tobacco Total		742,043
	CONSUMER STAPLES TOTAL		5,375,982

ENERGY – 8.6%
Energy Equipment & Services – 1.2%
	Baker Hughes, Inc.	1,562	69,493
	BJ Services Co.	756	39,221
	Halliburton Co.	2,411	104,276
	Nabors Industries Ltd. (a)	734	43,409
	National-Oilwell Varco, Inc. (a)	800	37,360
	Noble Corp.	617	34,682
	Rowan Companies, Inc.	540	16,162
	Schlumberger Ltd.	2,846	200,586
	Transocean, Inc. (a)	1,537	79,094
	Energy Equipment & Services Total		624,283

Oil & Gas – 7.4%
	Amerada Hess Corp.	442	42,525
	Anadarko Petroleum Corp.	1,155	87,896
	Apache Corp.	1,544	94,539
	Ashland, Inc.	376	25,369
	Burlington Resources, Inc.	1,862	93,230
	ChevronTexaco Corp.	10,098	588,814
	ConocoPhillips	3,305	356,411
	Devon Energy Corp.	2,286	109,157
	El Paso Corp.	3,064	32,417
	EOG Resources, Inc.	1,090	53,127
	Exxon Mobil Corp.	30,580	1,822,568
	Kerr-McGee Corp.	788	61,724
	Kinder Morgan, Inc.	546	41,332
	Marathon Oil Corp.	1,620	76,010
	Occidental Petroleum Corp.	1,875	133,444
	Sunoco, Inc.	339	35,093
	Unocal Corp.	1,314	81,061
	Valero Energy Corp.	1,200	87,924
	Williams Companies, Inc.	2,658	49,997

5

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	XTO Energy, Inc.	1,600	52,544
	Oil & Gas Total		3,925,182
	ENERGY TOTAL		4,549,465

FINANCIALS – 19.3%
Capital Markets – 2.8%
	Bank of New York Co., Inc.	3,657	106,236
	Bear Stearns Companies, Inc.	537	53,646
	Charles Schwab Corp.	5,530	58,120
	E*TRADE Financial Corp. (a)	1,700	20,400
	Federated Investors, Inc., Class B	528	14,948
	Franklin Resources, Inc.	933	64,050
	Goldman Sachs Group, Inc.	2,152	236,698
	Janus Capital Group, Inc.	1,108	15,457
	Lehman Brothers Holdings, Inc.	1,291	121,561
	Mellon Financial Corp.	1,986	56,680
	Merrill Lynch & Co., Inc.	4,456	252,210
	Morgan Stanley	5,378	307,890
	Northern Trust Corp.	1,072	46,568
	State Street Corp.	1,616	70,652
	T. Rowe Price Group, Inc.	631	37,469
	Capital Markets Total		1,462,585

Commercial Banks – 5.7%
	AmSouth Bancorp	1,645	42,688
	Bank of America Corp.	19,472	858,715
	BB&T Corp.	2,620	102,390
	Comerica, Inc.	788	43,403
	Compass Bancshares, Inc.	600	27,240
	Fifth Third Bancorp	2,487	106,891
	First Horizon National Corp.	567	23,128
	Huntington Bancshares, Inc.	1,061	25,358
	KeyCorp	1,890	61,330
	M&T Bank Corp.	500	51,030
	Marshall & Ilsley Corp.	1,030	43,002
	National City Corp.	2,849	95,441
	North Fork Bancorporation, Inc.	2,268	62,914
	PNC Financial Services Group, Inc.	1,306	67,233
	Regions Financial Corp.	2,227	72,155
	SunTrust Banks, Inc.	1,642	118,339
	Synovus Financial Corp.	1,516	42,236

6

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	U.S. Bancorp	8,872	255,691
	Wachovia Corp.	7,647	389,309
	Wells Fargo & Co.	8,101	484,440
	Zions Bancorporation	440	30,369
	Commercial Banks Total		3,003,302

Consumer Finance – 1.2%
	American Express Co.	5,632	289,316
	Capital One Financial Corp.	1,221	91,294
	MBNA Corp.	6,017	147,717
	Providian Financial Corp. (a)	1,446	24,814
	SLM Corp.	2,067	103,019
	Consumer Finance Total		656,160

Diversified Financial Services – 3.5%
	CIT Group, Inc.	1,000	38,000
	Citigroup, Inc.	25,066	1,126,466
	JPMorgan Chase & Co.	17,055	590,103
	Moody’s Corp.	706	57,087
	Principal Financial Group, Inc.	1,448	55,734
	Diversified Financial Services Total		1,867,390

Insurance – 4.0%
	ACE Ltd.	1,333	55,013
	AFLAC, Inc.	2,415	89,983
	Allstate Corp.	3,208	173,425
	Ambac Financial Group, Inc.	536	40,066
	American International Group, Inc.	12,486	691,849
	Aon Corp.	1,531	34,968
	Chubb Corp.	966	76,575
	Cincinnati Financial Corp.	802	34,975
	Hartford Financial Services Group, Inc.	1,395	95,641
	Jefferson-Pilot Corp.	645	31,637
	Lincoln National Corp.	817	36,879
	Loews Corp.	763	56,111
	Marsh & McLennan Companies, Inc.	2,533	77,054
	MBIA, Inc.	646	33,773
	MetLife, Inc.	3,540	138,414
	Progressive Corp.	940	86,254
	Prudential Financial, Inc.	2,494	143,156
	SAFECO Corp.	555	27,034

7

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	St. Paul Travelers Companies, Inc.	3,139	115,296
	Torchmark Corp.	487	25,421
	UnumProvident Corp.	1,414	24,066
	XL Capital Ltd., Class A	678	49,067
	Insurance Total		2,136,657

Real Estate – 0.5%
	Apartment Investment & Management Co., Class A, REIT	500	18,600
	Archstone-Smith Trust, REIT	900	30,699
	Equity Office Properties Trust, REIT	1,962	59,115
	Equity Residential, REIT	1,381	44,482
	Plum Creek Timber Co., Inc., REIT	881	31,452
	ProLogis Trust, REIT	900	33,390
	Simon Property Group, Inc., REIT	1,100	66,638
	Real Estate Total		284,376

Thrifts & Mortgage Finance – 1.6%
	Countrywide Financial Corp.	2,734	88,746
	Fannie Mae	4,612	251,123
	Freddie Mac	3,336	210,835
	Golden West Financial Corp.	1,386	83,853
	MGIC Investment Corp.	513	31,637
	Sovereign Bancorp, Inc.	1,700	37,672
	Washington Mutual, Inc.	4,194	165,663
	Thrifts & Mortgage Finance Total		869,529
	FINANCIALS TOTAL		10,279,999

HEALTH CARE – 12.7%
Biotechnology – 1.2%
	Amgen, Inc. (a)	6,009	349,784
	Applera Corp. - Applied Biosystems Group	1,004	19,819
	Biogen Idec, Inc. (a)	1,616	55,768
	Chiron Corp. (a)	840	29,450
	Genzyme Corp. (a)	1,142	65,368
	Gilead Sciences, Inc. (a)	2,100	75,180
	MedImmune, Inc. (a)	1,206	28,715
	Biotechnology Total		624,084

Health Care Equipment & Supplies – 2.1%
	Bausch & Lomb, Inc.	279	20,451
	Baxter International, Inc.	2,918	99,154

8

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Becton, Dickinson & Co.	1,199	70,046
Biomet, Inc.	1,217	44,177
Boston Scientific Corp. (a)	3,654	107,026
C.R. Bard, Inc.	526	35,810
Fisher Scientific International, Inc. (a)	600	34,152
Guidant Corp.	1,526	112,771
Hospira, Inc. (a)	745	24,041
Medtronic, Inc.	5,798	295,408
Millipore Corp. (a)	201	8,723
PerkinElmer, Inc.	537	11,078
St. Jude Medical, Inc. (a)	1,692	60,912
Stryker Corp.	1,830	81,636
Thermo Electron Corp. (a)	777	19,650
Waters Corp. (a)	539	19,291
Zimmer Holdings, Inc. (a)	1,169	90,960
	Health Care Equipment & Supplies Total	1,135,286

Health Care Providers & Services – 2.5%
Aetna, Inc.	1,412	105,829
AmerisourceBergen Corp.	551	31,567
Cardinal Health, Inc.	2,085	116,343
Caremark Rx, Inc. (a)	2,193	87,238
CIGNA Corp.	665	59,385
Express Scripts, Inc. (a)	400	34,876
HCA, Inc.	1,987	106,444
Health Management Associates, Inc., Class A	1,126	29,479
Humana, Inc. (a)	717	22,901
IMS Health, Inc.	1,167	28,463
Laboratory Corp. of America Holdings (a)	700	33,740
Manor Care, Inc.	458	16,653
McKesson Corp.	1,349	50,925
Medco Health Solutions, Inc. (a)	1,330	65,928
Quest Diagnostics, Inc.	471	49,516
Tenet Healthcare Corp. (a)	2,180	25,135
UnitedHealth Group, Inc.	3,082	293,961
WellPoint, Inc. (a)	1,481	185,643
	Health Care Providers & Services Total	1,344,026

Pharmaceuticals – 6.9%
Abbott Laboratories	7,451	347,366
Allergan, Inc.	652	45,294

9

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Bristol-Myers Squibb Co.	9,370	238,560
	Eli Lilly & Co.	5,386	280,611
	Forest Laboratories, Inc. (a)	1,724	63,702
	Johnson & Johnson	14,217	954,814
	King Pharmaceuticals, Inc. (a)	1,127	9,365
	Merck & Co., Inc.	10,578	342,410
	Mylan Laboratories, Inc.	1,300	23,036
	Pfizer, Inc.	35,769	939,652
	Schering-Plough Corp.	6,957	126,269
	Watson Pharmaceuticals, Inc. (a)	562	17,270
	Wyeth	6,439	271,597
	Pharmaceuticals Total		3,659,946
	HEALTH CARE TOTAL		6,763,342

INDUSTRIALS – 11.7%
Aerospace & Defense – 2.2%
	Boeing Co.	4,028	235,477
	General Dynamics Corp.	995	106,515
	Goodrich Corp.	585	22,400
	Honeywell International, Inc.	4,014	149,361
	L-3 Communications Holdings, Inc.	600	42,612
	Lockheed Martin Corp.	1,933	118,029
	Northrop Grumman Corp.	1,780	96,084
	Raytheon Co.	2,165	83,785
	Rockwell Collins, Inc.	873	41,546
	United Technologies Corp.	2,500	254,150
	Aerospace & Defense Total		1,149,959

Air Freight & Logistics – 1.0%
	FedEx Corp.	1,395	131,060
	Ryder System, Inc.	264	11,009
	United Parcel Service, Inc., Class B	5,393	392,287
	Air Freight & Logistics Total		534,356

Airlines – 0.1%
	Delta Air Lines, Inc. (a)	600	2,430
	Southwest Airlines Co.	3,739	53,243
	Airlines Total		55,673

Building Products – 0.2%
	American Standard Companies, Inc.	820	38,114
	Masco Corp.	2,160	74,887
	Building Products Total		113,001

10

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 0.9%
Allied Waste Industries, Inc. (a)	1,470	10,746
Apollo Group, Inc., Class A (a)	768	56,878
Avery Dennison Corp.	481	29,788
Cendant Corp.	4,951	101,694
Cintas Corp.	782	32,304
Equifax, Inc.	696	21,360
H&R Block, Inc.	832	42,083
Monster Worldwide, Inc. (a)	500	14,025
Pitney Bowes, Inc.	1,052	47,466
R.R. Donnelley & Sons Co.	1,081	34,181
Robert Half International, Inc.	800	21,568
Waste Management, Inc.	2,715	78,328
	Commercial Services & Supplies Total	490,421

Construction & Engineering – 0.0%
Fluor Corp.	409	22,671
	Construction & Engineering Total	22,671

Electrical Equipment – 0.4%
American Power Conversion Corp.	893	23,316
Cooper Industries Ltd., Class A	399	28,537
Emerson Electric Co.	1,984	128,821
Rockwell Automation, Inc.	909	51,486
	Electrical Equipment Total	232,160

Industrial Conglomerates – 4.8%
3M Co.	3,734	319,967
General Electric Co.	50,839	1,833,254
Textron, Inc.	665	49,622
Tyco International Ltd.	9,629	325,460
	Industrial Conglomerates Total	2,528,303

Machinery – 1.4%
Caterpillar, Inc.	1,692	154,716
Cummins, Inc.	180	12,663
Danaher Corp.	1,292	69,006
Deere & Co.	1,197	80,355
Dover Corp.	940	35,523
Eaton Corp.	766	50,096
Illinois Tool Works, Inc.	1,333	119,344
Ingersoll-Rand Co., Ltd., Class A	878	69,933
ITT Industries, Inc.	481	43,405
Navistar International Corp. (a)	371	13,504
Paccar, Inc.	819	59,287

11

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Pall Corp.	600	16,272
	Parker Hannifin Corp.	556	33,872
	Machinery Total		757,976

Road & Rail – 0.6%
	Burlington Northern Santa Fe Corp.	1,803	97,236
	CSX Corp.	1,063	44,274
	Norfolk Southern Corp.	1,862	68,987
	Union Pacific Corp.	1,239	86,358
	Road & Rail Total		296,855

Trading Companies & Distributors – 0.1%
	W.W. Grainger, Inc.	425	26,465
	Trading Companies & Distributors Total		26,465
	INDUSTRIALS TOTAL		6,207,840

INFORMATION TECHNOLOGY – 14.7%
Communications Equipment – 2.4%
	ADC Telecommunications, Inc. (a)	3,764	7,490
	Andrew Corp. (a)	787	9,216
	Avaya, Inc. (a)	2,098	24,505
	CIENA Corp. (a)	2,719	4,677
	Cisco Systems, Inc. (a)	31,035	555,216
	Comverse Technology, Inc. (a)	921	23,228
	Corning, Inc. (a)	6,609	73,558
	JDS Uniphase Corp. (a)	6,993	11,678
	Lucent Technologies, Inc. (a)	20,798	57,195
	Motorola, Inc.	11,708	175,269
	QUALCOMM, Inc.	7,890	289,168
	Scientific-Atlanta, Inc.	705	19,895
	Tellabs, Inc. (a)	1,991	14,534
	Communications Equipment Total		1,265,629

Computers & Peripherals – 3.7%
	Apple Computer, Inc. (a)	3,872	161,346
	Dell, Inc. (a)	11,779	452,549
	EMC Corp. (a)	11,392	140,350
	Gateway, Inc. (a)	1,545	6,226
	Hewlett-Packard Co.	13,909	305,164
	International Business Machines Corp.	7,810	713,678
	Lexmark International, Inc., Class A (a)	595	47,582
	NCR Corp. (a)	860	29,016
	Network Appliance, Inc. (a)	1,684	46,579

12

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
QLogic Corp. (a)	455	18,428
Sun Microsystems, Inc. (a)	15,975	64,539
	Computers & Peripherals Total	1,985,457

Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)	2,273	50,461
Jabil Circuit, Inc. (a)	915	26,096
Molex, Inc.	915	24,119
Sanmina-SCI Corp. (a)	2,403	12,544
Solectron Corp. (a)	4,686	16,260
Symbol Technologies, Inc.	1,094	15,852
Tektronix, Inc.	387	9,493
	Electronic Equipment & Instruments Total	154,825

Internet Software & Services – 0.4%
Yahoo!, Inc. (a)	6,288	213,163
	Internet Software & Services Total	213,163

IT Services – 1.1%
Affiliated Computer Services, Inc., Class A (a)	600	31,944
Automatic Data Processing, Inc.	2,800	125,860
Computer Sciences Corp. (a)	941	43,145
Convergys Corp. (a)	680	10,152
Electronic Data Systems Corp.	2,391	49,422
First Data Corp.	3,879	152,484
Fiserv, Inc. (a)	964	38,367
Paychex, Inc.	1,759	57,730
Sabre Holdings Corp., Class A	708	15,491
SunGard Data Systems, Inc. (a)	1,423	49,094
Unisys Corp. (a)	1,537	10,851
	IT Services Total	584,540

Office Electronics – 0.1%
Xerox Corp. (a)	4,409	66,796
	Office Electronics Total	66,796

Semiconductors & Semiconductor Equipment – 3.0%
Advanced Micro Devices, Inc. (a)	1,837	29,612
Altera Corp. (a)	1,817	35,940
Analog Devices, Inc.	1,808	65,341
Applied Materials, Inc. (a)	8,030	130,488
Applied Micro Circuits Corp. (a)	1,304	4,290
Broadcom Corp., Class A (a)	1,541	46,107

13

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Freescale Semiconductor, Inc., Class B (a)	1,881	32,447
	Intel Corp.	29,809	692,463
	KLA-Tencor Corp.	913	42,007
	Linear Technology Corp.	1,423	54,515
	LSI Logic Corp. (a)	1,791	10,012
	Maxim Integrated Products, Inc.	1,587	64,861
	Micron Technology, Inc. (a)	2,915	30,141
	National Semiconductor Corp.	1,690	34,831
	Novellus Systems, Inc. (a)	642	17,161
	NVIDIA Corp. (a)	780	18,533
	PMC-Sierra, Inc. (a)	798	7,022
	Teradyne, Inc. (a)	876	12,790
	Texas Instruments, Inc.	8,163	208,075
	Xilinx, Inc.	1,626	47,528
	Semiconductors & Semiconductor Equipment Total		1,584,164

Software – 3.7%
	Adobe Systems, Inc.	1,193	80,134
	Autodesk, Inc.	1,100	32,736
	BMC Software, Inc. (a)	1,062	15,930
	Citrix Systems, Inc. (a)	793	18,889
	Computer Associates International, Inc.	2,548	69,051
	Compuware Corp. (a)	1,836	13,219
	Electronic Arts, Inc. (a)	1,428	73,942
	Intuit, Inc. (a)	913	39,962
	Mercury Interactive Corp. (a)	407	19,284
	Microsoft Corp.	48,539	1,173,188
	Novell, Inc. (a)	1,736	10,346
	Oracle Corp. (a)	21,542	268,844
	Parametric Technology Corp. (a)	1,191	6,658
	Siebel Systems, Inc. (a)	2,348	21,437
	Symantec Corp. (a)	3,432	73,204
	VERITAS Software Corp. (a)	1,994	46,301
	Software Total		1,963,125
	INFORMATION TECHNOLOGY TOTAL		7,817,699

MATERIALS – 3.2%
Chemicals – 1.7%
	Air Products & Chemicals, Inc.	1,092	69,113

14

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Dow Chemical Co.	4,610	229,808
E.I. du Pont de Nemours & Co.	4,824	247,182
Eastman Chemical Co.	367	21,653
Ecolab, Inc.	1,020	33,711
Engelhard Corp.	584	17,538
Great Lakes Chemical Corp.	255	8,191
Hercules, Inc. (a)	483	6,994
International Flavors & Fragrances, Inc.	416	16,432
Monsanto Co.	1,255	80,947
PPG Industries, Inc.	821	58,718
Praxair, Inc.	1,540	73,704
Rohm and Haas Co.	981	47,088
Sigma-Aldrich Corp.	301	18,436
	Chemicals Total	929,515

Construction Materials – 0.1%
Vulcan Materials Co.	522	29,665
	Construction Materials Total	29,665

Containers & Packaging – 0.2%
Ball Corp.	580	24,058
Bemis Co., Inc.	496	15,436
Pactiv Corp. (a)	772	18,026
Sealed Air Corp. (a)	390	20,257
Temple-Inland, Inc.	313	22,708
	Containers & Packaging Total	100,485

Metals & Mining – 0.7%
Alcoa, Inc.	4,182	127,091
Allegheny Technologies, Inc.	382	9,210
Freeport-McMoRan Copper & Gold, Inc., Class B	880	34,857
Newmont Mining Corp.	2,089	88,260
Nucor Corp.	788	45,357
Phelps Dodge Corp.	414	42,116
United States Steel Corp.	509	25,883
	Total Metals & Mining	372,774

Paper & Forest Products – 0.5%
Georgia-Pacific Corp.	1,245	44,185
International Paper Co.	2,320	85,353
Louisiana-Pacific Corp.	570	14,330
MeadWestvaco Corp.	1,011	32,170

15

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
	Weyerhaeuser Co.	1,157	79,254
	Paper & Forest Products Total		255,292
	MATERIALS TOTAL		1,687,731

TELECOMMUNICATION SERVICES – 3.0%
Diversified Telecommunication Services – 2.7%
	ALLTEL Corp.	1,443	79,149
	AT&T Corp.	3,820	71,625
	BellSouth Corp.	8,682	228,250
	CenturyTel, Inc.	689	22,627
	Citizens Communications Co.	1,579	20,432
	Qwest Communications International, Inc. (a)	8,256	30,547
	SBC Communications, Inc.	15,851	375,510
	Sprint Corp.	7,018	159,660
	Verizon Communications, Inc.	13,305	472,327
	Diversified Telecommunication Services Total		1,460,127

Wireless Telecommunication Services – 0.3%
	Nextel Communications, Inc., Class A (a)	5,409	153,724
	Wireless Telecommunication Services Total		153,724
	TELECOMMUNICATION SERVICES TOTAL		1,613,851

UTILITIES – 3.1%
Electric Utilities – 2.1%
	Allegheny Energy, Inc. (a)	567	11,714
	Ameren Corp.	964	47,246
	American Electric Power Co., Inc.	1,832	62,398
	CenterPoint Energy, Inc.	1,393	16,758
	Cinergy Corp.	878	35,577
	Consolidated Edison, Inc.	1,160	48,929
	DTE Energy Co.	804	36,566
	Edison International	1,506	52,288
	Entergy Corp.	1,028	72,638
	Exelon Corp.	3,198	146,756
	FirstEnergy Corp.	1,532	64,267
	FPL Group, Inc.	1,850	74,278
	PG&E Corp.	1,722	58,720
	Pinnacle West Capital Corp.	412	17,514
	PPL Corp.	857	46,269
	Progress Energy, Inc.	1,129	47,362

16

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	Southern Co.	3,559	113,283
	TECO Energy, Inc.	900	14,112
	TXU Corp.	1,128	89,823
	Xcel Energy, Inc.	1,857	31,903
	Electric Utilities Total		1,088,401

Gas Utilities – 0.1%
	KeySpan Corp.	769	29,968
	Nicor, Inc.	245	9,087
	NiSource, Inc.	1,209	27,553
	Peoples Energy Corp.	152	6,372
	Gas Utilities Total		72,980

Multi-Utilities & Unregulated Power – 0.9%
	AES Corp. (a)	3,026	49,566
	Calpine Corp. (a)	1,926	5,393
	CMS Energy Corp. (a)	800	10,432
	Constellation Energy Group	887	45,858
	Dominion Resources, Inc.	1,645	122,437
	Duke Energy Corp.	4,486	125,653
	Dynegy, Inc., Class A (a)	1,600	6,256
	Public Service Enterprise Group, Inc.	1,100	59,829
	Sempra Energy	1,080	43,027
	Multi-Utilities & Unregulated Power Total		468,451
	UTILITIES TOTAL		1,629,832

	Total Common Stocks (cost of $46,719,047)		51,883,607
		Par ($)
Short-Term Obligations – 2.5%
REPURCHASE AGREEMENTS – 2.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.450%, collateralized by a U.S. Treasury Bond maturing 05/15/17, market value of $1,285.575 (repurchase proceeds $1,260,086)	1,260,000	1,260,000

GOVERNMENT & AGENCY DISCOUNT NOTES - 0.1%
United States Treasury Bill	2.680% 06/09/05 (b)	80,000	79,589

	Total Short-Term Obligations (cost of $1,339,589)		1,339,589

17

Total Investments – 100.1% (cost of $48,058,636)(c)(d)	53,223,196

Other Assets & Liabilities, Net – (0.1)%	(45,726)

Net Assets – 100.0%	53,177,470

Notes to Investment Portfolio:

*

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

(b)	A portion of the security with a market value of $79,859 is pledged as collateral for open futures contracts.

(c)	Cost for federal income tax purposes is $48,058,636

(d)	Unrealized appreciation and depreciation at March 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$10,500,672	$(5,336,112)	$5,164,560

At March 31, 2005, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
S&P 500 Index	24	$1,420,800	$1,447,720	Jun-2005	$(26,920)

Acronym	Name
REIT	Real Estate Investment Trust

18

INVESTMENT PORTFOLIO
March 31, 2005 (Unaudited)	Liberty Select Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 97.3%
CONSUMER DISCRETIONARY – 11.1%
Auto Components – 1.2%
	BorgWarner, Inc.	4,200	204,456
	Johnson Controls, Inc.	5,700	317,832
	Auto Components Total		522,288

Hotels, Restaurants & Leisure – 1.9%
	Brinker International, Inc. (a)	11,100	402,042
	Harrah’s Entertainment, Inc.	6,300	406,854
	Hotels, Restaurants & Leisure Total		808,896

Leisure Equipment & Products – 0.5%
	Mattel, Inc.	10,100	215,635
	Leisure Equipment & Products Total		215,635

Media – 1.0%
	Knight-Ridder, Inc.	3,300	221,925
	New York Times Co., Class A	5,800	212,164
	Media Total		434,089

Multiline Retail – 3.3%
	Dollar General Corp.	14,500	317,695
	Federated Department Stores, Inc.	7,400	470,936
	J.C. Penney Co., Inc.	6,200	321,904
	May Department Stores Co.	8,200	303,564
	Multiline Retail Total		1,414,099

Specialty Retail – 2.7%
	Borders Group, Inc.	16,100	428,582
	OfficeMax, Inc.	8,500	284,750
	TJX Companies, Inc.	17,200	423,636
	Specialty Retail Total		1,136,968

Textiles, Apparel & Luxury Goods – 0.5%
	Reebok International Ltd.	4,900	217,070
	Textiles, Apparel & Luxury Goods Total		217,070
	CONSUMER DISCRETIONARY TOTAL		4,749,045

CONSUMER STAPLES – 4.2%
Beverages – 0.8%
	Pepsi Bottling Group, Inc.	12,000	334,200
	Beverages Total		334,200

Food & Staples Retailing – 0.6%
	Kroger Co. (a)	17,300	277,319
	Food & Staples Retailing Total		277,319

Food Products – 1.5%
	Dean Foods Co. (a)	12,200	418,460

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	Hormel Foods Corp.	6,900	214,659
	Total Food Products		633,119

Tobacco – 1.3%
	UST, Inc.	11,000	568,700
	Tobacco Total		568,700
	CONSUMER STAPLES TOTAL		1,813,338

ENERGY – 8.9%
Energy Equipment & Services – 4.5%
	BJ Services Co.	5,400	280,152
	National Oilwell Varco, Inc. (a)	4,500	210,150
	Noble Corp.	8,200	460,922
	Technip SA, ADR	5,200	216,788
	Transocean, Inc. (a)	9,650	496,589
	Weatherford International Ltd. (a)	4,400	254,936
	Energy Equipment & Services Total		1,919,537

Oil & Gas – 4.4%
	Amerada Hess Corp.	7,100	683,091
	EOG Resources, Inc.	2,800	136,472
	Murphy Oil Corp.	1,200	118,476
	Williams Companies, Inc.	15,400	289,674
	XTO Energy, Inc.	19,588	643,270
	Oil & Gas Total		1,870,983
	ENERGY TOTAL		3,790,520

FINANCIALS – 21.8%
Capital Markets – 2.6%
	Bear Stearns Companies, Inc.	4,200	419,580
	Janus Capital Group, Inc.	25,800	359,910
	Lehman Brothers Holdings, Inc.	3,500	329,560
	Capital Markets Total		1,109,050

Commercial Banks – 4.4%
	City National Corp.	4,500	314,190
	Cullen/Frost Bankers, Inc.	3,800	171,570
	Marshall & Ilsley Corp.	10,700	446,725
	North Fork Bancorporation, Inc.	11,639	322,866
	TD Banknorth, Inc. (a)	6,272	195,937
	Toronto-Dominion Bank	3,009	124,422
	UnionBanCal Corp.	4,900	300,125
	Commercial Banks Total		1,875,835

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 0.7%
	CIT Group, Inc.	8,200	311,600
	Diversified Financial Services Total		311,600

Insurance – 6.8%
	Ace Ltd.	4,800	198,096
	Ambac Financial Group, Inc.	5,150	384,962
	Cincinnati Financial Corp.	5,565	242,690
	Endurance Specialty Holdings Ltd.	9,400	355,696
	Genworth Financial, Inc., Class A	7,900	217,408
	Hartford Financial Services Group, Inc.	4,800	329,088
	Lincoln National Corp.	6,800	306,952
	Loews Corp.	4,300	316,222
	Nationwide Financial Services, Inc., Class A	7,400	265,660
	Old Republic International Corp.	12,800	298,112
	Insurance Total		2,914,886

Real Estate – 2.3%
	Archstone-Smith Trust, REIT	6,100	208,071
	Equity Office Properties Trust, REIT	10,600	319,378
	Host Marriott Corp., REIT	27,200	450,432
	Real Estate Total		977,881

Thrifts & Mortgage Finance – 5.0%
	Golden West Financial Corp.	12,000	726,000
	PMI Group, Inc.	12,300	467,523
	Sovereign Bancorp, Inc.	23,700	525,192
	Webster Financial Corp.	9,100	413,231
	Thrifts & Mortgage Finance Total		2,131,946
	FINANCIALS TOTAL		9,321,198

HEALTH CARE – 5.9%
Health Care Equipment & Supplies – 1.3%
	Millipore Corp. (a)	6,900	299,460
	Varian, Inc. (a)	6,700	253,863
	Health Care Equipment & Supplies Total		553,323

Health Care Providers & Services – 3.1%
	Community Health Systems, Inc. (a)	7,100	247,861
	HCA, Inc.	6,800	364,276
	Medco Health Solutions, Inc. (a)	7,600	376,732
	WellPoint, Inc. (a)	2,700	338,445
	Health Care Providers & Services Total		1,327,314

Pharmaceuticals – 1.5%
	IVAX Corp. (a)	11,000	217,470

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Shire Pharmaceuticals Group PLC, ADR	13,000	445,640
	Pharmaceuticals Total		663,110
	HEALTH CARE TOTAL		2,543,747

INDUSTRIALS – 15.0%
Aerospace & Defense – 1.8%
	Goodrich Corp.	11,500	440,335
	Northrop Grumman Corp.	6,000	323,880
	Aerospace & Defense Total		764,215

Building Products – 0.6%
	American Standard Companies, Inc.	5,300	246,344
	Building Products Total		246,344

Commercial Services & Supplies – 4.2%
	Avery Dennison Corp.	5,300	328,229
	Brink’s Co.	15,800	546,680
	Cendant Corp.	15,600	320,424
	Manpower, Inc.	6,700	291,584
	Waste Management, Inc.	10,500	302,925
	Commercial Services & Supplies Total		1,789,842

Construction & Engineering – 0.5%
	Fluor Corp.	3,800	210,634
	Construction & Engineering Total		210,634
Electrical Equipment – 1.2%
	AMETEK, Inc.	8,000	322,000
	Hubbell, Inc., Class B	3,900	199,290
	Electrical Equipment Total		521,290

Industrial Conglomerates – 1.0%
	Carlisle Companies, Inc.	6,000	418,620
	Industrial Conglomerates Total		418,620

Machinery – 4.0%
	AGCO Corp. (a)	11,400	208,050
	Dover Corp.	5,800	219,182
	Ingersoll-Rand Co., Class A	5,200	414,180
	Kennametal, Inc.	5,300	251,697
	Navistar International Corp. (a)	11,100	404,040
	Parker Hannifin Corp.	4,000	243,680
	Machinery Total		1,740,829

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 1.2%
	Burlington Northern Santa Fe Corp.	9,500	512,335
	Road & Rail Total		512,335

Trading Companies & Distributors – 0.5%
	United Rentals, Inc. (a)	10,300	208,163
	Trading Companies & Distributors Total		208,163
	INDUSTRIALS TOTAL		6,412,272

INFORMATION TECHNOLOGY – 6.9%
Communications Equipment – 0.9%
	Andrew Corp. (a)	31,900	373,549
	Communications Equipment Total		373,549

Electronic Equipment & Instruments – 4.4%
	Agilent Technologies, Inc. (a)	9,100	202,020
	Amphenol Corp., Class A	11,300	418,552
	Arrow Electronics, Inc. (a)	13,200	334,620
	AVX Corp.	13,600	166,600
	Flextronics International Ltd. (a)	16,100	193,844
	Ingram Micro, Inc., Class A (a)	6,300	105,021
	Littelfuse, Inc. (a)	10,000	286,500
	Mettler-Toledo International, Inc. (a)	4,200	199,500
	Electronic Equipment & Instruments Total		1,906,657

IT Services – 1.6%
	Affiliated Computer Services, Inc., Class A (a)	6,900	367,356
	DST Systems, Inc. (a)	6,500	300,170
	IT Services Total		667,526
	INFORMATION TECHNOLOGY TOTAL		2,947,732

MATERIALS – 14.9%
Chemicals – 8.9%
	Agrium, Inc.	17,600	321,200
	Air Products & Chemicals, Inc.	6,800	430,372
	Celanese Corp. (a)	11,300	203,287
	Eastman Chemical Co.	9,100	536,900
	Engelhard Corp.	11,200	336,336
	International Flavors & Fragrances, Inc.	10,400	410,800
	Lubrizol Corp.	10,300	418,592
	Nalco Holding Co. (a)	14,600	274,918
	PPG Industries, Inc.	6,700	479,184
	Rohm and Haas Co.	8,800	422,400
	Chemicals Total		3,833,989

5

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – 0.8%
Martin Marietta Materials, Inc.	5,800	324,336
	Construction Materials Total	324,336

Containers & Packaging – 3.0%
Bemis Co., Inc.	9,600	298,752
Crown Holdings, Inc. (a)	19,400	301,864
Packaging Corp. of America	17,300	420,217
Pactiv Corp. (a)	11,000	256,850
	Containers & Packaging Total	1,277,683
Paper & Forest Products – 2.2%
Georgia-Pacific Corp.	15,000	532,350
MeadWestvaco Corp.	13,634	433,834
	Paper & Forest Products Total	966,184
	MATERIALS TOTAL	6,402,192

TELECOMMUNICATION SERVICES – 1.6%
Wireless Telecommunication Services – 1.6%
Telephone & Data Systems, Inc.	8,500	693,600
	Wireless Telecommunication Services Total	693,600
	TELECOMMUNICATION SERVICES TOTAL	693,600

UTILITIES – 7.0%
Electric Utilities – 4.8%
Edison International	10,500	364,560
Entergy Corp.	6,100	431,026
Exelon Corp.	11,800	541,502
PG&E Corp.	12,600	429,660
PPL Corp.	5,700	307,743
	Electric Utilities Total	2,074,491

Multi-Utilities & Unregulated Power – 2.2%
Constellation Energy Group	12,100	625,570
Energy East Corp.	11,300	296,286
	Multi-Utilities & Unregulated Power Total	921,856
	UTILITIES TOTAL	2,996,347

Total Common Stocks (cost of $32,690,201)		41,669,991

6

		Shares	Value ($)
Convertible Preferred Stock – 0.1%
BASIC MATERIALS – 0.1%
Chemicals – 0.1%
	Celanese Corp. (a)	1,600	44,400
	Chemicals Total		44,400
	BASIC MATERIALS TOTAL		44,400

	Total Convertible Preferred Stock (cost of $40,000)		44,400
		Par ($)
Short-Term Obligation – 2.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.450%, collateralized by a U.S. Treasury Bond maturing 05/15/17, market value of $1,292,600 (repurchase proceeds $1,263,086)	1,263,000	1,263,000

	Total Short-Term Obligation (cost of $1,263,000)		1,263,000

	Total Investments – 100.3% (cost of $33,993,201)(b)(c)		42,977,391

	Other Assets & Liabilities, Net – (0.3)%		(130,590)

	Net Assets – 100.0%		42,846,801

Notes to Investment Portfolio:

*

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $33,993,201.

(c)	Unrealized appreciation and depreciation at March 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$9,712,495	$(728,305)	$8,984,190

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

7

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Liberty Variable Investment Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 27, 2005